UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: October, 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

AAM Brentview Dividend Growth ETF
BDIV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the AAM Brentview Dividend Growth ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/BDIV  . You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Brentview Dividend Growth ETF	$24	0.49%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
U.S. equity markets were volatile during the current fiscal period due to escalating trade tensions and higher than expected tariffs coming out of the Trump Administration. Waiting to assess the economic impact, the Federal Reserve decided to maintain a more cautious stance towards interest rate policy during the report period. The Fund’s tilt towards dividend growers with lower betas and elevated dividend yields resulted in lower exposure towards more volatile, mega-cap large cap technology equities. This resulted in the Fund outperforming the Benchmark index, the S&P 500® Index, over the course of the reporting period.

Assessing attribution on a sector basis, the largest contributors to relative performance were our underweight in Information Technology, and our overweight to  Financials and Consumer Staples. Better relative sector returns in all three of these sectors contributed to our sector outperformance as well. The largest detractors to relative performance included our overweight in Materials and Health Care, as well as our underweight in Communication Services.

Assessing attribution on a security basis, the largest contributors to performance include Philip Morris International, Inc., McKesson Corporation, and CME Group, Inc. Meanwhile, the largest detractors to performance include UnitedHealth Group, Inc., Oracle Corporation, and Mondelez International, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Brentview Dividend Growth ETF	PAGE 1	TSR-SAR-26922B469

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/30/2025)
AAM Brentview Dividend Growth ETF NAV	4.22
S&P 500 TR	3.48
Visit https://www.aamlive.com/ETF/Detail/BDIV   for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,873,089
Number of Holdings	38
Portfolio Turnover	4%
Visit https://www.aamlive.com/ETF/Detail/BDIV   for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
Microsoft Corporation	7.3%
Apple, Inc.	5.1%
Trane Technologies PLC	4.4%
Philip Morris International, Inc.	4.0%
Costco Wholesale Corporation	3.6%
JPMorgan Chase & Company	3.5%
Chevron Corporation	3.1%
Linde PLC	3.0%
Visa, Inc.	3.0%
UnitedHealth Group, Inc.	3.0%

Top Sectors	(% of Net Assets)
Information Technology	21.0%
Financials	17.6%
Industrials	12.0%
Health Care	11.9%
Consumer Staples	9.3%
Utilities	6.3%
Materials	5.4%
Consumer Discretionary	5.3%
Real Estate	3.3%
Cash & Other	7.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/BDIV  .
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Brentview Dividend Growth ETF	PAGE 2	TSR-SAR-26922B469

AAM Low Duration Preferred and Income Securities ETF
PFLD (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the AAM Low Duration Preferred and Income Securities ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/PFLD  . You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Low Duration Preferred and Income Securities ETF	$22	0.45%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
Sticky inflation and less than expected deterioration of economic conditions in the  U.S. resulted in a widespread belief that the Federal Reserve would keep interest rates higher for longer, which assisted PFLD in outperforming its higher-duration, broad benchmark. However, tariff concerns, geopolitical risks, lingering inflation and decreased earnings expectations shifted sentiment to favor “risk-off” assets, and a widespread selloff ensued. Although preferred securities share many characteristics with bonds, they also exhibit qualities of equity shares, which hampered their ability to be shielded from the selloff. Nonetheless, by focusing on low duration preferred securities, PFLD was able to mitigate a level of downside losses that the broad preferred asset class suffered, as the market priced in the likelihood of delayed rate cuts. Therefore, PFLD outperformed the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index throughout the current fiscal period.

Top performing industries attributable to PFLD’s return during the current fiscal period were Quasi-Government, Transportation, and Telecommunications. The worst performing industries included Banking, Insurance, and Real Estate.

Individual securities attributable to PFLD’s return over the same fiscal period were  AGNC Investment Corporation - Series C,  Morgan Stanley - Series E, and Flagstar Financial, Inc. - Series A.  Securities dragging down PFLD’s return were  QVC Group Inc. 03/15/2031, B Riley Financial, Inc. 08/31/2028,  and B Riley Financial, Inc. 12/31/2026.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Low Duration Preferred and Income Securities ETF	PAGE 1	TSR-SAR-26922A198

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/19/2019)
AAM Low Duration Preferred and Income Securities ETF NAV	2.34	2.85	1.69
Bloomberg U.S. Aggregate Bond Index	8.02	-0.67	0.30
ICE 0-5Yr Duration Ex-Listed Preferred & Hybrid Securities	2.80	3.23	2.09
Visit https://www.aamlive.com/ETF/Detail/PFLD   for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$501,383,641
Number of Holdings	160
Portfolio Turnover	45%
Visit https://www.aamlive.com/ETF/Detail/PFLD   for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
Bank of America Corporation	4.7%
Morgan Stanley	4.7%
Athene Holding Ltd.	4.7%
JPMorgan Chase & Company	4.7%
Goldman Sachs Group, Inc.	4.4%
AGNC Investment Corporation	3.6%
Annaly Capital Management, Inc.	3.4%
Duke Energy Corporation	3.2%
CHS, Inc.	3.1%
US Bancorp	2.9%

Top Sectors	(% of Net Assets)
Financials	82.8%
Utilities	6.7%
Industrials	3.5%
Consumer Staples	3.1%
Consumer Discretionary	1.6%
Energy	1.3%
Real Estate	0.6%
Information Technology	0.3%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/PFLD  .
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Low Duration Preferred and Income Securities ETF	PAGE 2	TSR-SAR-26922A198

AAM S&P 500 High Dividend Value ETF
SPDV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the AAM S&P 500 High Dividend Value ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SPDV  . You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM S&P 500 High Dividend Value ETF	$14	0.29%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
SPDV moderately underperformed its benchmark index, the S&P 500 Index, throughout the current fiscal period as growth style equities continued to drive returns in the aftermath of the U.S. presidential election. Furthermore, newly introduced trade policies enacted towards the end of the fiscal period resulted in a steeper drawdown for equities whose price returns were more exposed to the U.S. economic cycle. The Fund held such companies in its portfolio in which its energy infrastructure and technology hardware exposures had a negative selection effect on performance, upon the initial tariff rollout. SPDV’s equal-weighting scheme resulted in an underweight towards large-cap, technology companies who rebounded more so than value-style equities as frequent trade policy updates occurred after the initial tariff policy announcements.

Top performing sectors attributable to SPDV’s return during the current fiscal period were Utilities, Consumer Discretionary, and Consumer Staples.  The worst performing sectors were Materials, Real Estate, and Financials.

Individual stocks attributable to SPDV’s return over the same fiscal period were Tapestry, Inc., Vistra Corporation, and AT&T, Inc. Stocks dragging down SPDV’s return were Stanley Black & Decker, Inc., Alexandria Real Estate Equities, Inc., and LyondellBassell Industries NV - Class A.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM S&P 500 High Dividend Value ETF	PAGE 1	TSR-SAR-26922A594

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF NAV	6.76	12.74	6.59
S&P 500 TR	12.10	15.61	12.53
S&P 500 Dividend and Free Cash Flow Yield Index TR	7.15	13.16	6.95
Visit https://www.aamlive.com/ETF/Detail/SPDV   for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$63,922,762
Number of Holdings	54
Portfolio Turnover	27%
Visit https://www.aamlive.com/ETF/Detail/SPDV   for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
AT&T, Inc.	2.5%
Gilead Sciences, Inc.	2.4%
Altria Group, Inc.	2.4%
WEC Energy Group, Inc.	2.3%
Verizon Communications, Inc.	2.3%
Southern Company	2.3%
Hasbro, Inc.	2.3%
International Business Machines Corporation	2.2%
Johnson & Johnson	2.2%
Molson Coors Beverage Company	2.2%

Top Sectors	(% of Net Assets)
Consumer Staples	10.7%
Communication Services	10.3%
Consumer Discretionary	10.1%
Health Care	10.0%
Utilities	9.9%
Industrials	8.9%
Financials	8.7%
Real Estate	8.7%
Information Technology	8.6%
Cash & Other	14.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/SPDV  .
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM S&P 500 High Dividend Value ETF	PAGE 2	TSR-SAR-26922A594

AAM Sawgrass U.S. Large Cap Quality Growth ETF
SAWG (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the AAM Sawgrass U.S. Large Cap Quality Growth ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWG  . You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Sawgrass U.S. Large Cap Quality Growth ETF	$24	0.49%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
Equity markets declined sharply during 2025, erasing all of last year’s fourth quarter gains. Large cap stocks increased higher for the month of November following President Trump’s election victory then started 2025 with trepidation about a waning artificial intelligence (AI) trade and proposed trade policies. Starting in February, continued uncertainty around tariffs and Fed policy turned investor sentiment more cautious and the market began a deep sell off in April as President Trump announced broad reaching tariffs on the second day of the month. Announcements of a United Kingdom (UK) trade deal and progressing trade talks with China helped markets rebound to a much more modest level for the reporting period.

The portfolio’s risk conscious nature struggled to keep up with the speculative post-election rally. The defensive posture that helped the Fund outperform in the first quarter of 2025 hurt the Fund’s performance during the growth-oriented, late April bounce. This led to the Fund’s relative underperformance to the Russell 1000 Growth index over the course of the reporting period.

Underperformance in the Health Care, Communications, and Consumer Staples sectors were the biggest detractors of returns. At the security level, the largest contributors to performance were AutoZone, Inc., Broadcom, Inc., and Cboe Global Markets, Inc. The largest detractors of performance were Lululemon Athletica, Inc., IQVIA Holdings, Inc., and Adobe, Inc..
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Sawgrass U.S. Large Cap Quality Growth ETF	PAGE 1	TSR-SAR-26922B477

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/30/2025)
AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV	-0.18
S&P 500 TR	3.48
Russell 1000 Growth Total Return	5.65
Visit https://www.aamlive.com/ETF/Detail/SAWG   for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,868,674
Number of Holdings	46
Portfolio Turnover	31%
Visit https://www.aamlive.com/ETF/Detail/SAWG   for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
Microsoft Corporation	8.4%
Alphabet, Inc.	6.8%
Apple, Inc.	5.8%
Amazon.com, Inc.	5.5%
Broadcom, Inc.	4.3%
NVIDIA Corporation	4.1%
McDonald’s Corporation	2.7%
Johnson & Johnson	2.6%
Mastercard, Inc.	2.6%
Adobe, Inc.	2.5%

Top Sectors	(% of Net Assets)
Information Technology	37.5%
Health Care	16.5%
Consumer Discretionary	13.6%
Communication Services	12.0%
Financials	8.4%
Industrials	7.5%
Consumer Staples	4.0%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/SAWG  .
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Sawgrass U.S. Large Cap Quality Growth ETF	PAGE 2	TSR-SAR-26922B477

AAM Sawgrass U.S. Small Cap Quality Growth ETF
SAWS (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the AAM Sawgrass U.S. Small Cap Quality Growth ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWS  . You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Sawgrass U.S. Small Cap Quality Growth ETF	$27	0.55%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
Equity markets gave ground in a volatile fashion during the fiscal period. Small cap stocks surged in November following President Trump’s election victory but gave back the majority of those gains in December as the Fed indicated it would slow down the pace of future rate cuts. 2025 began with trepidation about a waning artificial intelligence (AI) trade and proposed trade policies. Starting in February, continued uncertainty around tariffs and Fed policy turned investor sentiment more cautious and the market began a deep sell off in April as President Trump announced broad reaching tariffs on the second day of the month. Announcements of a United Kingdom (UK) trade deal and progressing trade talks with China helped the small cap market rebound, and SAWS’s focus on small caps with stable earnings, low volatility and attractive valuations allowed the strategy to exhibit considerable outperformance to its benchmark during the fiscal period.

Regarding sector performance, Financials were a clear standout with Investment Services and Insurance being the strongest performers. Health Care, Technology and Energy were also strong performers. Health Care was propelled by holdings in the Biotech industry, which were all profitable. Technology matched Health Care’s contribution with Cyber Security stocks generating outstanding returns. Finally, pressurization services led our Energy holdings. The Materials sector was the largest laggard.

The largest contributors to return were ADMA Biologics, Inc., StoneX Group, Inc., and Archrock, Inc. Varonis Systems, Inc., Astrana Health, Inc., and RadNet, Inc.  were the largest detractors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AAM Sawgrass U.S. Small Cap Quality Growth ETF	PAGE 1	TSR-SAR-26922B485

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/30/2025)
AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV	-1.11
S&P 500 TR	3.48
Russell 2000 Growth Total Return	-9.35
Visit https://www.aamlive.com/ETF/Detail/SAWS   for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$936,712
Number of Holdings	71
Portfolio Turnover	41%
Visit https://www.aamlive.com/ETF/Detail/SAWS   for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
ADMA Biologics, Inc.	4.5%
StoneX Group, Inc.	4.2%
Invesco Government & Agency Portfolio	3.6%
Archrock, Inc.	3.1%
Commvault Systems, Inc.	2.9%
CorVel Corporation	2.8%
Integer Holdings Corporation	2.5%
Artivion, Inc.	2.5%
Huron Consulting Group, Inc.	2.4%
Mueller Water Products, Inc.	2.4%

Top Sectors	(% of Net Assets)
Health Care	26.5%
Industrials	22.0%
Information Technology	18.6%
Financials	15.8%
Consumer Discretionary	8.7%
Energy	3.9%
Materials	0.5%
Consumer Staples	0.4%
Cash & Other	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/SAWS  .
AAM Sawgrass U.S. Small Cap Quality Growth ETF	PAGE 2	TSR-SAR-26922B485

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Sawgrass U.S. Small Cap Quality Growth ETF	PAGE 3	TSR-SAR-26922B485

AAM SLC Low Duration Income ETF
LODI (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the AAM SLC Low Duration Income ETF for the period of December 3, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/LODI. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM SLC Low Duration Income ETF	$6	0.15%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
Much of the reporting period was relatively quiet and continued trends set in late 2024. However, announcements of increased tariffs during the latter end of the reporting period resulted in heightened volatility and threw into question the future path of inflation and economic growth. Wider credit spreads across securitized sectors ensued.

Through the first quarter, the Fund opportunistically took gains on outperforming issues and moved the proceeds to higher quality issues within the ABS and CMBS sectors. As market stress increased, lower rated securitized tranches within ABS, CMBS, RMBS, and CLO subsectors significantly widened, largely because of cross asset correlations to liquid credit markets and the stock market rather than on any fundamental deterioration. Additionally, ABS and CMBS new issues priced materially wider in the days prior to tariff announcements.

Since the Fund’s inception of 12/3/2025 through 4/30/2025, LODI returned 1.79% versus the Bloomberg U.S. 1-3 Year Gov/Credit Index return of 2.59%, underperforming the benchmark by 80 basis points (bps). Underperformance for the period was primarily driven by an overweight allocation to asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Additionally, while issue selection within Financials was detractive, an overweight allocation to Financials was additive. Bottom performing issues for the period include Global Atlantic Financial Company 10/15/2051, and BBCMS Trust 12/15/2057. Top performing issues for the quarter include  Hudson Yards Mortgage Trust Class E, 01/13/2040, and Benchmark Mortgage Trust 03/15/2057.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM SLC Low Duration Income ETF	PAGE 1	TSR-SAR-26922B428

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/03/2025)
AAM SLC Low Duration Income ETF NAV	1.79
Bloomberg U.S. Aggregate Bond Index	1.64
Bloomberg 1-3 Year US Government/Credit	2.59
Visit https://www.aamlive.com/ETF/Detail/LODI for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$56,047,898
Number of Holdings	101
Portfolio Turnover	50%
Visit https://www.aamlive.com/ETF/Detail/LODI for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	6.9%
Westlake Automobile Receivables Trust	6.1%
Pagaya AI Debt Selection Trust	5.4%
BBCMS Trust	3.6%
American Credit Acceptance Receivables Trust	3.6%
Benchmark Mortgage Trust	2.5%
Exeter Automobile Receivables Trust	2.5%
Global Atlantic Financial Company	2.2%
Corebridge Financial, Inc.	2.2%
Golub Capital Partners CLO Ltd.	2.1%

Top Sectors	(% of Net Assets)
Asset Backed Securities	22.0%
Financial	19.4%
Mortgage Securities	8.3%
Government	6.9%
Consumer, Cyclical	4.5%
Energy	3.1%
Utilities	2.7%
Communications	0.9%
Basic Materials	0.8%
Cash & Other	31.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/LODI.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM SLC Low Duration Income ETF	PAGE 2	TSR-SAR-26922B428

AAM Transformers ETF
TRFM (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the AAM Transformers ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/TRFM  . You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Transformers ETF	$24	0.49%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
TRFM demonstrated respectable performance relative to its benchmark throughout the current fiscal period supported by its international exposure, as domestic risks in the U.S. accelerated. Legislative risk following the inauguration of President Donald Trump resulted in a widespread shift away from U.S. assets as the second quarter of 2025 begun. A weaker U.S.-dollar also positively impacted the Fund’s international holdings, as investors sought to abandon uncertainty surrounding tariffs, inflation and economic stability in the United States. Furthermore, global central bank loosening of monetary policy followed by fiscal stimulus in China & Europe, resulted in positive sentiment towards those segments of TRFM’s holdings. By including disruptive, evolving & growing companies outside of a lagging U.S. equity market and, more specifically, the Information Technology sector, TRFM was able to boast a modest level of outperformance relative to its benchmark index, the S&P 500® Index, for the same current fiscal period.

Top performing sectors attributable to TRFM’s return over the current fiscal period were Industrials, Consumer Discretionary, and Communication Services. The worst performing sectors were Information Technology, Utilities and Financials.

Individual securities attributable to TRFM’s return over the current fiscal period were Applovin Corporation – Class A, Rocket Lab USA, Inc., and  Rheinmetall AG - ADR. The largest detractors to TRFM’s performance were Advanced Micro Devices, Inc., Fluence Energy, Inc, and First Solar, Inc.
The top countries by contribution were the Germany, followed by China and the United States. The country with the lowest contribution was Japan.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AAM Transformers ETF	PAGE 1	TSR-SAR-26922B683

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/11/2022)
AAM Transformers ETF NAV	11.56	15.06
S&P 500 TR	12.10	15.78
Pence Transformers Index Total Return	12.26	15.75
Visit https://www.aamlive.com/ETF/Detail/TRFM   for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$50,673,337
Number of Holdings	206
Portfolio Turnover	41%
Visit https://www.aamlive.com/ETF/Detail/TRFM   for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(% of Net Assets)
Palantir Technologies, Inc.	1.1%
Crowdstrike Holdings, Inc.	1.0%
GE Vernova, Inc.	1.0%
Cadence Design Systems, Inc.	1.0%
Amphenol Corporation	1.0%
ROBLOX Corporation	0.9%
Axon Enterprise, Inc.	0.9%
Boeing Company	0.9%
Take-Two Interactive Software, Inc.	0.9%
Vistra Corporation	0.9%

Top Sectors	(% of Net Assets)
Information Technology	56.1%
Industrials	19.5%
Consumer Discretionary	9.2%
Financials	6.5%
Communication Services	5.8%
Utilities	2.7%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/TRFM  .
AAM Transformers ETF	PAGE 2	TSR-SAR-26922B683

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Transformers ETF	PAGE 3	TSR-SAR-26922B683

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

AAM ETFS
AAM Brentview Dividend Growth ETF (Ticker: BDIV)
AAM Low Duration Preferred and Income Securities ETF (Ticker: PFLD)
AAM S&P 500 High Dividend Value ETF (Ticker: SPDV)
AAM Sawgrass U.S. Large Cap Quality Growth ETF (Ticker: SAWG)
AAM Sawgrass U.S. Small Cap Quality Growth ETF (Ticker: SAWS)
AAM SLC Low Duration Income ETF (Ticker: LODI)
AAM Transformers ETF (Ticker: TRFM)
Semi-Annual Financial Statements and Additional Information
April 30, 2025 (Unaudited)

AAM Brentview Dividend Growth ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Communication Services - 3.0%
T-Mobile US, Inc.	463	$114,338
Consumer Discretionary - 5.3%
Lowe's Companies, Inc.	460	102,838
TJX Companies, Inc.	780	100,370
		203,208
Consumer Staples - 9.3%
Costco Wholesale Corporation	140	139,230
PepsiCo, Inc.	500	67,790
Philip Morris International, Inc.	900	154,224
		361,244
Energy - 3.1%
Chevron Corporation	880	119,733
Financials - 17.6%
Blackrock, Inc.	80	73,141
CME Group, Inc.	360	99,749
Corebridge Financial, Inc.	2,385	70,667
JPMorgan Chase & Company	560	136,987
Marsh & McLennan Companies, Inc.	380	85,679
Morgan Stanley	860	99,261
Visa, Inc. - Class A	340	117,470
		682,954
Health Care - 11.9%
Eli Lilly & Company	100	89,895
Johnson & Johnson	520	81,281
McKesson Corporation	140	99,791
Medtronic PLC	860	72,894
UnitedHealth Group, Inc.	280	115,203
		459,064
Industrials - 12.0%
Ferguson Enterprises, Inc.	459	77,874
Parker-Hannifin Corporation	100	60,506
Trane Technologies PLC	440	168,656
Union Pacific Corporation	340	73,324
Waste Management, Inc.	346	80,743
		461,103
Information Technology - 21.0%
Accenture PLC - Class A	260	77,779
Apple, Inc.	937	199,112
Broadcom, Inc.	482	92,770
Lam Research Corporation	1,000	71,670
Microsoft Corporation	720	284,587
Oracle Corporation	657	92,453
		818,371
Materials - 5.4%
CRH PLC	980	93,512
Linde PLC	260	117,840
		211,352

	Shares	Value
Real Estate - 3.3%
Extra Space Storage, Inc.	440	$64,469
Realty Income Corporation	1,060	61,332
		125,801
Utilities - 6.3%
Constellation Energy Corporation	320	71,501
NextEra Energy, Inc.	1,431	95,705
WEC Energy Group, Inc.	720	78,854
		246,060
TOTAL COMMON STOCKS (Cost $3,863,790)		3,803,228
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(a)	72,499	72,499
TOTAL SHORT-TERM INVESTMENTS (Cost $72,499)		72,499
TOTAL INVESTMENTS - 100.1% (Cost $3,936,289)		$3,875,727
Liabilities in Excess of Other Assets - (0.1)%		(2,638)
TOTAL NET ASSETS - 100.0%		$3,873,089

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 99.9%
Consumer Discretionary - 1.6%
Dillard’s Capital Trust I, 7.50%, 08/01/2038	87,000	$2,276,790
FAT Brands, Inc., Series B, 8.25%, Perpetual	91,441	638,258
Fossil Group, Inc., 7.00%, 11/30/2026	65,254	941,615
QVC Group, Inc., 8.00%, 03/15/2031	138,310	3,770,331
		7,626,994
Consumer Staples - 3.1%
CHS, Inc.
Series 2, 7.10%, Perpetual(b)	182,700	4,613,175
Series 3, 6.75%, Perpetual(b)	214,236	5,242,355
Series 4, 7.50%, Perpetual	225,118	5,766,398
		15,621,928
Energy - 1.3%
NGL Energy Partners LP, Series B, 11.74% (3 mo. Term SOFR + 7.47%), Perpetual	136,874	2,894,885
Seapeak LLC
9.00%, Perpetual	53,645	1,355,073
Series B, 8.50% to 10/15/2027 then 3 mo. LIBOR US + 6.24%, Perpetual(a)	71,734	1,796,937
		6,046,895
Financials - 82.8%(c)
ACRES Commercial Realty Corporation, Series C, 10.19% (3 mo. Term SOFR + 5.93%), Perpetual	52,200	1,291,950
AGNC Investment Corporation
Series C, 9.63% (3 mo. Term SOFR + 5.37%), Perpetual	141,382	3,591,103
Series D, 8.85% (3 mo. Term SOFR + 4.59%), Perpetual	101,857	2,489,385
Series E, 9.51% (3 mo. Term SOFR + 5.25%), Perpetual	175,091	4,386,030
Series F, 9.21% (3 mo. Term SOFR + 4.96%), Perpetual	250,127	6,180,638
Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual	65,254	1,620,257
Allstate Corporation, 7.69% (3 mo. Term SOFR + 3.43%), 01/15/2053	217,509	5,579,106
American National Group, Inc., Series B, 6.63% to 09/01/2025 then 5 yr. CMT Rate + 6.30%, Perpetual	130,500	3,283,380
Annaly Capital Management, Inc.
Series F, 9.52% (3 mo. Term SOFR + 5.25%), Perpetual	313,210	7,892,892
Series G, 8.70% (3 mo. Term SOFR + 4.43%), Perpetual	184,882	4,512,970
Series I, 9.52% (3 mo. Term SOFR + 5.25%), Perpetual	191,727	4,810,430

	Shares	Value
Apollo Global Management, Inc., 7.63% to 12/15/2028 then 5 yr. CMT Rate + 3.23%, 09/15/2053	260,412	$6,913,939
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual	123,350	2,649,558
Argo Group International Holdings, Inc., 7.00% to 09/15/2025 then 5 yr. CMT Rate + 6.71%, Perpetual	65,254	1,632,655
Associated Banc-Corporation, 6.63% to 03/01/2028 then 5 yr. CMT Rate + 2.81%, 03/01/2033	130,500	3,086,325
Athene Holding Ltd.
7.25% to 3/30/2029 then 5 yr. CMT Rate + 2.99%, 03/30/2064	217,865	5,392,159
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual(a)	326,792	7,660,004
Series C, 6.38% to 9/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual	227,340	5,694,867
Series E, 7.75% to 12/30/2027 then 5 yr. CMT Rate + 3.96%, Perpetual	189,448	4,757,039
Atlantic Union Bankshares Corporation, Series A, 6.88%, Perpetual	75,036	1,830,128
Atlanticus Holdings Corporation
6.13%, 11/30/2026	62,820	1,518,988
Series *, 9.25%, 01/31/2029	70,145	1,766,251
B Riley Financial, Inc.
5.50%, 03/31/2026	57,044	795,764
6.50%, 09/30/2026	78,529	814,738
5.00%, 12/31/2026	122,222	1,164,776
6.00%, 01/31/2028	111,387	775,254
5.25%, 08/31/2028	175,540	1,118,190
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual	223,271	5,532,655
Bank of America Corporation
Series 02, 5.22% (3 mo. Term SOFR + 0.91%), Perpetual	66,571	1,424,619
Series 4, 5.32% (3 mo. Term SOFR + 1.01%), Perpetual	46,819	1,052,959
Series 5, 5.09% (3 mo. Term SOFR + 0.76%), Perpetual	89,041	1,960,683
Series E, 4.93% (3 mo. Term SOFR + 0.61%), Perpetual	68,551	1,504,009
Series GG, 6.00%, Perpetual	297,265	7,378,117
Series HH, 5.88%, Perpetual	187,439	4,481,666
Series K*, 6.45% (3 mo. LIBOR US + 1.33%), 12/15/2066(a)	231,206	5,879,569
Bank of New York Mellon Corporation, Series K, 6.15% to 03/20/2030 then 5 yr. CMT Rate + 2.16%, Perpetual	217,509	5,463,826
Charles Schwab Corporation, Series D, 5.95%, Perpetual	326,255	8,140,062

The accompanying notes are an integral part of these financial statements.

2

AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Financials - (Continued)
Chimera Investment Corporation
Series B, 10.35% (3 mo. Term SOFR + 6.05%), Perpetual	141,382	$3,479,411
Series C, 7.75% to 9/30/2025 then 3 mo. LIBOR US + 4.74%, Perpetual(a)	113,100	2,619,396
Series D, 9.90% (3 mo. Term SOFR + 5.60%), Perpetual	87,000	2,144,550
CION Investment Corporation, 7.50%, 12/30/2029	65,254	1,621,562
Compass Diversified Holdings, Series B, 7.88% to 04/30/2028 then 3 mo. LIBOR US + 4.99%, Perpetual(a)	81,822	1,910,544
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual	50,027	1,100,594
Crescent Capital BDC, Inc., 5.00%, 05/25/2026(d)	48,543	1,205,808
Dynex Capital, Inc., Series C, 9.98% (3 mo. Term SOFR + 5.72%), Perpetual	47,259	1,199,906
Ellington Financial, Inc.
10.05% (3 mo. LIBOR US + 5.20%), Perpetual(a)	50,027	1,242,671
Series B, 6.25% to 1/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	52,420	1,185,216
Series C, 8.63% to 4/30/2028 then 5 yr. CMT Rate + 5.13%, Perpetual	43,500	1,071,405
Enstar Group Ltd., Series D, 7.00% to 09/01/2028 then 3 mo. LIBOR US + 4.02%, Perpetual(a)	174,000	3,709,680
Fifth Third Bancorp
Series A, 6.00%, Perpetual	87,218	2,126,375
Series I, 8.30% to 3/30/2025 then 3 mo. Term SOFR + 3.97%, Perpetual	195,755	4,999,583
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual(a)	224,027	4,991,322
Gladstone Investment Corporation
5.00%, 05/01/2026	55,655	1,391,375
4.88%, 11/01/2028	58,526	1,332,052
7.88%, 02/01/2030	55,033	1,384,630
Goldman Sachs Group, Inc.
Series A, 5.31% (3 mo. Term SOFR + 1.01%), Perpetual	326,245	7,210,014
Series C, 5.31% (3 mo. Term SOFR + 1.01%), Perpetual	87,000	1,966,200
Series D, 5.23% (3 mo. Term SOFR + 0.93%), Perpetual	587,255	13,072,296
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	89,498	1,529,521

	Shares	Value
Hartford Insurance Group, Inc., Series G, 6.00%, Perpetual	150,082	$3,758,053
Huntington Bancshares, Inc., Series J, 6.88% to 04/15/2028 then 5 yr. CMT Rate + 2.70%, Perpetual	141,382	3,572,723
Invesco Mortgage Capital, Inc., Series C, 7.50% to 09/27/2027 then 3 mo. LIBOR US + 5.29%, Perpetual(a)	77,132	1,866,594
Jackson Financial, Inc., 8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual	238,329	6,184,638
JPMorgan Chase & Company
Series DD, 5.75%, Perpetual	453,339	11,124,939
Series EE, 6.00%, Perpetual	494,427	12,375,508
Kemper Corporation, 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062	65,254	1,447,334
KeyCorp
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual	261,010	6,402,575
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual	217,509	5,494,277
M&T Bank Corporation, Series H, 5.63% to 12/15/2026 then 3 mo. Term SOFR + 4.28%, Perpetual	108,754	2,650,335
Merchants Bancorp, 8.25% to 10/01/2027 then 5 yr. CMT Rate + 4.34%, Perpetual	61,991	1,568,372
MetLife, Inc., Series A, 5.56% (3 mo. Term SOFR + 1.26%), Perpetual	261,010	6,230,309
MFA Financial, Inc.
8.88%, 02/15/2029	50,027	1,260,680
Series C, 9.91% (3 mo. Term SOFR + 5.61%), Perpetual	119,627	2,961,965
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual	50,027	1,178,136
Morgan Stanley
Series A, 5.22% (3 mo. Term SOFR + 0.96%), Perpetual	226,198	5,066,835
Series E, 7.13%, Perpetual(b)	177,364	4,469,573
Series F, 6.88%, Perpetual(b)	174,678	4,384,418
Series I, 6.38%, Perpetual(b)	205,484	4,989,152
Series K, 5.85%, Perpetual(b)	205,636	4,667,937
New Mountain Finance Corporation, 8.25%, 11/15/2028	50,027	1,282,692
New York Mortgage Trust, Inc.
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual(a)	66,422	1,431,394
Series E, 11.28% (3 mo. LIBOR US + 6.43%), Perpetual(a)	78,343	1,928,021
Series F, 6.88% to 10/15/2026 then SOFR + 6.13%, Perpetual	62,421	1,330,816

The accompanying notes are an integral part of these financial statements.

3

AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Financials - (Continued)
NewtekOne, Inc., 5.50%, 02/01/2026	50,027	$1,233,166
Old National Bancorp
Series A, 7.00%, Perpetual	46,983	1,186,791
Series C, 7.00%, Perpetual	53,291	1,330,143
PennyMac Mortgage Investment Trust
9.00%, 02/15/2030	75,036	1,913,418
Series B, 8.00%, Perpetual(b)	84,827	2,076,565
Pinnacle Financial Partners, Inc., Series B, 6.75%, Perpetual	97,882	2,388,321
Popular Capital Trust II, 6.13%, 12/01/2034	43,949	1,132,566
Ready Capital Corp.
5.75%, 02/15/2026	89,727	2,209,079
6.20%, 07/30/2026	45,509	1,114,060
Ready Capital Corporation, 9.00%, 12/15/2029	56,554	1,361,820
Regions Financial Corporation
6.95% to 9/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual	217,509	5,437,725
Series C, 5.70% to 8/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual	217,510	5,007,080
Reinsurance Group of America, Inc.
5.75% to 6/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056(a)	174,000	4,306,500
7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	304,510	7,819,817
Rithm Capital Corporation
Series A, 10.39% (3 mo. Term SOFR + 6.06%), Perpetual	44,997	1,155,523
Series B, 10.22% (3 mo. Term SOFR + 5.90%), Perpetual	122,460	3,116,607
Series C, 9.55% (3 mo. Term SOFR + 5.23%), Perpetual	172,957	4,322,195
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	202,282	4,935,681
Saratoga Investment Corporation, Series 2027, 6.00%, 04/30/2027	45,892	1,132,156
SiriusPoint Ltd., Series B, 8.00% to 02/26/2026 then 5 yr. CMT Rate + 7.30%, Perpetual	87,000	2,199,360
SLM Corporation, Series B, 6.26% (3 mo. Term SOFR + 1.96%), Perpetual	26,612	1,981,263
State Street Corporation, Series G, 5.35%, Perpetual(b)	217,509	4,813,474
Synchrony Financial, Series B, 8.25% to 05/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual	217,509	5,487,752

	Shares	Value
Synovus Financial Corporation
Series D, 7.88% (3 mo. Term SOFR + 3.61%), Perpetual	87,000	$2,161,080
Series E, 8.40% to 7/1/2029 then 5 yr. CMT Rate + 4.13%, Perpetual	152,255	3,880,980
Trinity Capital, Inc.
7.88%, 09/30/2029	51,702	1,311,680
7.88%, 03/30/2029	50,142	1,265,584
Truist Financial Corporation, Series I, 4.00% (3 mo. Term SOFR + 0.79%), Perpetual	75,045	1,722,283
Two Harbors Investment Corporation
Series A, 8.13% to 4/27/2027 then 3 mo. LIBOR US + 5.66%, Perpetual(a)	54,918	1,302,655
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR US + 5.35%, Perpetual(a)	110,487	2,547,830
Series C, 9.56% (3 mo. Term SOFR + 5.27%), Perpetual	105,070	2,567,911
UMB Financial Corporation, 7.00% to 07/15/2025 then 5 yr. CMT Rate + 6.68%, Perpetual	50,027	1,257,679
Unum Group, 6.25%, 06/15/2058	130,500	3,195,945
US Bancorp
Series A, 5.54% (3 mo. Term SOFR + 1.28%), Perpetual	6,094	5,143,336
Series B*, 5.12% (3 mo. Term SOFR + 0.86%), Perpetual	435,010	9,326,614
Valley National Bancorp
Series A, 6.25% to 6/30/2025 then 3 mo. Term SOFR + 4.11%, Perpetual	50,027	1,256,178
Series B, 8.43% (3 mo. LIBOR US + 3.58%), Perpetual(a)	43,500	1,082,715
Series C, 8.25% to 9/30/2029 then 5 yr. CMT Rate + 4.18%, Perpetual	65,254	1,631,350
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	130,500	3,167,235
WesBanco, Inc., Series A, 6.75% to 08/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual	65,254	1,645,053
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual	129,874	2,701,379
Wintrust Financial Corporation
Series D, 6.50% to 7/15/2025 then 3 mo. Term SOFR + 4.32%, Perpetual	54,372	1,359,844
Series E, 6.88% to 7/15/2025 then 5 yr. CMT Rate + 6.51%, Perpetual	125,063	3,140,332
		415,477,053

The accompanying notes are an integral part of these financial statements.

4

AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Industrials - 3.5%
Atlas Corporation
Series D, 7.95%, Perpetual	55,396	$1,373,267
Series H, 7.88%, Perpetual	98,150	2,399,767
Babcock & Wilcox Enterprises, Inc.
8.13%, 02/28/2026	83,975	1,580,410
6.50%, 12/31/2026	65,877	1,041,515
Series A, 7.75%, Perpetual	83,401	221,013
FTAI Aviation Ltd., Series C, 8.25% to 06/15/2026 then 5 yr. CMT Rate + 7.38%, Perpetual	45,672	1,147,737
Global Ship Lease, Inc., 8.75%, Perpetual	47,405	1,236,322
Steel Partners Holdings LP, Series A, 6.00%, 02/07/2026	63,867	1,540,472
Triton International Ltd., 8.00%, Perpetual	62,536	1,507,118
WESCO International, Inc., Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual	234,240	5,956,723
		18,004,344
Information Technology - 0.3%
Soluna Holdings, Inc., Series A, 9.00%, Perpetual	53,875	233,817
Synchronoss Technologies, Inc., 8.38%, 06/30/2026	51,456	1,301,322
		1,535,139
Real Estate - 0.6%
American Homes 4 Rent, Series H, 6.25%, Perpetual	49,001	1,215,225
DiamondRock Hospitality Company, 8.25%, Perpetual	51,769	1,296,296
Office Properties Income Trust, Series 0000, 6.38%, 06/23/2050	67,847	590,269
		3,101,790
Utilities - 6.7%
Algonquin Power & Utilities Corporation, Series 19-A, 8.86% (3 mo. LIBOR US + 4.01%), 07/01/2079(a)	152,255	3,829,213
Duke Energy Corporation
5.63%, 09/15/2078	217,509	5,357,247
Series A, 5.75%, Perpetual	435,010	10,853,499
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual	141,382	3,130,197
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual	130,500	2,971,485

	Shares	Value
Spire, Inc., Series A, 5.90%, Perpetual	108,755	$2,604,682
Tennessee Valley Authority
Series A, 5.50% (30 yr. CMT Rate + 0.84%), 05/01/2029	90,092	2,098,243
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	111,568	2,641,930
		33,486,496
TOTAL PREFERRED STOCKS (Cost $504,769,445)		500,900,639
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(e)	3,047,869	3,047,869
TOTAL SHORT-TERM INVESTMENTS (Cost $3,047,869)		3,047,869
TOTAL INVESTMENTS - 100.5% (Cost $507,817,313)		$503,948,508
Liabilities in Excess of Other Assets - (0.5)%		(2,564,867)
TOTAL NET ASSETS - 100.0%		$501,383,641

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)	Variable rate security. Rate disclosed is the rate in effect as of April 30, 2025.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to Financial Statements.

(d)	Affiliated security as defined by the Investment Company Act of 1940. See Note 5 in the Notes to Financial Statements.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

AAM S&P 500 HIGH DIVIDEND VALUE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 10.3%
AT&T, Inc.	58,766	$1,627,818
Comcast Corporation - Class A	35,491	1,213,792
Interpublic Group of Companies, Inc.	46,782	1,175,164
Omnicom Group, Inc.	15,424	1,174,692
Verizon Communications, Inc.	33,767	1,487,774
		6,679,240
Consumer Discretionary - 10.1%
Best Buy Company, Inc.	15,758	1,050,901
Ford Motor Company	131,934	1,320,659
Hasbro, Inc.	23,252	1,439,299
LKQ Corporation	34,824	1,330,625
Tapestry, Inc.	17,885	1,263,575
		6,405,059
Consumer Staples - 10.7%
Altria Group, Inc.	25,651	1,517,257
Archer-Daniels-Midland Company	26,434	1,262,224
Conagra Brands, Inc.	51,781	1,279,509
Kraft Heinz Company	45,553	1,325,592
Molson Coors Beverage Company - Class B	24,205	1,392,514
		6,777,096
Energy - 8.5%
APA Corporation	57,254	889,727
Chevron Corporation	8,578	1,167,123
EOG Resources, Inc.	10,128	1,117,422
Kinder Morgan, Inc.	44,109	1,160,067
Valero Energy Corporation	9,562	1,110,053
		5,444,392
Financials - 8.7%
Citizens Financial Group, Inc.	28,132	1,037,789
Invesco Ltd.	75,733	1,054,961
Principal Financial Group, Inc.	16,316	1,209,831
Prudential Financial, Inc.	11,381	1,168,943
Regions Financial Corporation	54,564	1,113,651
		5,585,175
Health Care - 10.0%
Bristol-Myers Squibb Company	22,376	1,123,275
Gilead Sciences, Inc.	14,344	1,528,210
Johnson & Johnson	9,094	1,421,483
Pfizer, Inc.	51,176	1,249,206
Viatris, Inc.	119,212	1,003,765
		6,325,939
Industrials - 8.9%
Lockheed Martin Corporation	2,686	1,283,237
RTX Corporation	10,655	1,343,915
Snap-on, Inc.	3,809	1,195,302
Stanley Black & Decker, Inc.	15,144	908,943
United Parcel Service, Inc. - Class B	10,036	956,431
		5,687,828

	Shares	Value
Information Technology - 8.6%
Cisco Systems, Inc.	21,455	$1,238,597
Hewlett Packard Enterprise Company	54,787	888,645
HP, Inc.	40,793	1,043,077
International Business Machines Corporation	5,939	1,436,169
Skyworks Solutions, Inc.	14,640	941,059
		5,547,547
Materials - 5.5%
Amcor PLC	136,801	1,258,569
CF Industries Holdings, Inc.	15,155	1,187,697
LyondellBasell Industries NV - Class A	17,259	1,004,646
		3,450,912
Real Estate - 8.7%
Alexandria Real Estate Equities, Inc.	13,137	954,534
BXP, Inc.	18,150	1,156,700
Healthpeak Properties, Inc.	64,098	1,143,508
Host Hotels & Resorts, Inc.	78,872	1,113,673
Simon Property Group, Inc.	7,662	1,205,846
		5,574,261
Utilities - 9.9%
NextEra Energy, Inc.	18,332	1,226,044
NRG Energy, Inc.	11,882	1,302,030
Southern Company	15,994	1,469,689
Vistra Corporation	6,986	905,595
WEC Energy Group, Inc.	13,622	1,491,881
		6,395,239
TOTAL COMMON STOCKS (Cost $67,898,429)		63,872,688
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(a)	185,622	185,622
TOTAL SHORT-TERM INVESTMENTS (Cost $185,622)		185,622
TOTAL INVESTMENTS - 100.2% (Cost $68,084,051)		$64,058,310
Liabilities in Excess of Other Assets - (0.2)%		(135,548)
TOTAL NET ASSETS - 100.0%		$63,922,762

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 12.0%
Alphabet, Inc. - Class A	796	$126,405
Meta Platforms, Inc. - Class A	47	25,803
Netflix, Inc.(a)	31	35,083
T-Mobile US, Inc.	142	35,067
		222,358
Consumer Discretionary - 13.6%
Amazon.com, Inc.(a)	553	101,984
AutoZone, Inc.(a)	12	45,151
Home Depot, Inc.	99	35,689
McDonald's Corporation	158	50,505
TJX Companies, Inc.	163	20,975
		254,304
Consumer Staples - 4.0%
Costco Wholesale Corporation	22	21,879
Keurig Dr Pepper, Inc.	797	27,568
PepsiCo, Inc.	178	24,133
		73,580
Financials - 8.4%
Cboe Global Markets, Inc.	146	32,383
CME Group, Inc.	95	26,323
Marsh & McLennan Companies, Inc.	156	35,173
Mastercard, Inc. - Class A	87	47,681
S&P Global, Inc.	30	15,001
		156,561
Health Care - 16.5%
Abbott Laboratories	293	38,310
Amgen, Inc.	104	30,256
Danaher Corporation	203	40,464
Eli Lilly & Company	38	34,160
Exelixis, Inc.(a)	711	27,836
IQVIA Holdings, Inc.(a)	124	19,229
Johnson & Johnson	313	48,925
UnitedHealth Group, Inc.	56	23,041
West Pharmaceutical Services, Inc.	90	19,016
Zoetis, Inc.	195	30,498
		311,735
Industrials - 7.5%
AMETEK, Inc.	277	46,974
Copart, Inc.(a)	403	24,595
HEICO Corporation	77	19,309
Republic Services, Inc.	74	18,555
Union Pacific Corporation	149	32,133
		141,566

	Shares	Value
Information Technology - 37.5%(b)
Adobe, Inc.(a)	127	$47,622
Akamai Technologies, Inc.(a)	362	29,170
Apple, Inc.	508	107,950
Applied Materials, Inc.	262	39,486
Autodesk, Inc.(a)	75	20,569
Broadcom, Inc.	420	80,837
Cadence Design Systems, Inc.(a)	78	23,224
Cisco Systems, Inc.	343	19,801
Microsoft Corporation	396	156,523
NVIDIA Corporation	701	76,353
Oracle Corporation	140	19,701
ServiceNow, Inc.(a)	43	41,065
Workday, Inc. - Class A(a)	151	36,995
		699,296
TOTAL COMMON STOCKS (Cost $1,875,536)		1,859,400
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(c)	9,223	9,223
TOTAL SHORT-TERM INVESTMENTS (Cost $9,223)		9,223
TOTAL INVESTMENTS - 100.0% (Cost $1,884,758)		$1,868,623
Other Assets in Excess of Liabilities - 0.0%(d)		51
TOTAL NET ASSETS - 100.0%		$1,868,674

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to the Financial Statements.

(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

7

AAM Sawgrass U.S. Small Cap Quality Growth ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Consumer Discretionary - 8.7%
Acushnet Holdings Corporation	101	$6,688
Boyd Gaming Corporation	56	3,872
Grand Canyon Education, Inc.(a)	37	6,600
Group 1 Automotive, Inc.	55	22,200
Laureate Education, Inc.(a)	383	7,687
Life Time Group Holdings, Inc.(a)	118	3,618
Mister Car Wash, Inc.(a)	909	6,236
Monarch Casino & Resort, Inc.	130	10,165
Texas Roadhouse, Inc.	87	14,438
		81,504
Consumer Staples - 0.4%
Oil-Dri Corporation of America	84	3,536
Energy - 3.9%
Archrock, Inc.	1,222	28,754
PrimeEnergy Resources Corporation(a)	43	7,304
		36,058
Financials - 15.8%
Bowhead Specialty Holdings, Inc.(a)	236	9,485
Bread Financial Holdings, Inc.	175	8,304
Enova International, Inc.(a)	103	9,454
Kinsale Capital Group, Inc.	29	12,623
NMI Holdings, Inc.(a)	401	14,504
Palomar Holdings, Inc.(a)	118	17,112
Skyward Specialty Insurance Group, Inc.(a)	339	17,997
StoneX Group, Inc.(a)	442	39,146
Tiptree, Inc.	925	20,637
		149,262
Health Care - 26.5%(b)
ADMA Biologics, Inc.(a)	1,761	41,912
Artivion, Inc.(a)	969	22,956
Axogen, Inc.(a)	394	6,410
Catalyst Pharmaceuticals, Inc.(a)	644	15,643
Corcept Therapeutics, Inc.(a)	54	3,881
CorVel Corporation(a)	241	26,211
Ensign Group, Inc.	104	13,415
Halozyme Therapeutics, Inc.(a)	77	4,729
Integer Holdings Corporation(a)	188	23,746
iRadimed Corporation	391	20,492
LeMaitre Vascular, Inc.	228	20,689
Medpace Holdings, Inc.(a)	16	4,934
Merit Medical Systems, Inc.(a)	207	19,551
RadNet, Inc.(a)	244	12,781
Vericel Corporation(a)	273	10,379
		247,729
Industrials - 22.0%
Allison Transmission Holdings, Inc.	135	12,452
Applied Industrial Technologies, Inc.	58	14,110
Arcosa, Inc.	63	5,044

	Shares	Value
Barrett Business Services, Inc.	123	$4,989
CBIZ, Inc.(a)	261	17,774
Comfort Systems USA, Inc.	11	4,373
CSW Industrials, Inc.	48	14,999
Enerpac Tool Group Corporation	317	12,797
ESCO Technologies, Inc.	29	4,537
ExlService Holdings, Inc.(a)	103	4,993
Federal Signal Corporation	100	8,143
Huron Consulting Group, Inc.(a)	169	22,779
IBEX Holdings Ltd.(a)	192	4,808
Kratos Defense & Security Solutions, Inc.(a)	120	4,054
Leonardo DRS, Inc.	331	12,234
Liquidity Services, Inc.(a)	343	10,901
Mueller Industries, Inc.	221	16,257
Mueller Water Products, Inc. - Class A	861	22,593
Rush Enterprises, Inc. - Class A	90	4,589
Willdan Group, Inc.(a)	115	4,508
		206,934
Information Technology - 18.6%
A10 Networks, Inc.	1,187	19,562
ACI Worldwide, Inc.(a)	179	9,551
Advanced Energy Industries, Inc.	88	8,572
AvePoint, Inc.(a)	1,155	18,884
Badger Meter, Inc.	22	4,858
Box, Inc. - Class A(a)	340	10,615
Commvault Systems, Inc.(a)	162	27,075
Hackett Group, Inc.	609	15,554
InterDigital, Inc.	65	13,065
OneSpan, Inc.	226	3,361
Progress Software Corporation	332	19,907
Red Violet, Inc.	353	13,788
Sanmina Corporation(a)	120	9,215
		174,007
Materials - 0.5%
Knife River Corporation(a)	49	4,576
TOTAL COMMON STOCKS (Cost $876,772)		903,606
SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(c)	33,418	33,418
TOTAL SHORT-TERM INVESTMENTS (Cost $33,418)		33,418
TOTAL INVESTMENTS - 100.0% (Cost $910,190)		937,024
Liabilities in Excess of Other Assets - (0.0)%(d)		(312)
TOTAL NET ASSETS - 100.0%		$936,712

The accompanying notes are an integral part of these financial statements.

8

AAM Sawgrass U.S. Small Cap Quality Growth ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to the Financial Statements.

(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

9

AAM SLC LOW DURATION INCOME ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 31.9%
Basic Materials - 0.8%
Celanese US Holdings LLC, 6.42%, 07/15/2027	$80,000	$80,625
Glencore Funding LLC, 4.91%, 04/01/2028(a)	390,000	393,650
		474,275
Communications - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	375,000	382,370
Discovery Communications LLC, 3.95%, 03/20/2028	130,000	124,336
		506,706
Consumer, Cyclical - 4.5%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028(a)	645,000	639,359
Ford Motor Credit Company LLC, 2.70%, 08/10/2026	260,000	249,610
General Motors Financial Company, Inc., 5.40%, 05/08/2027	130,000	131,315
Las Vegas Sands Corporation, 5.90%, 06/01/2027	250,000	252,952
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027(a)	699,750	701,974
Volkswagen Group of America Finance LLC, 5.05%, 03/27/2028(a)	550,000	551,461
		2,526,671
Energy - 3.1%
Columbia Pipelines Holding Company LLC, 6.04%, 08/15/2028(a)	500,000	515,743
Expand Energy Corporation, 5.38%, 02/01/2029	720,000	717,688
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	525,000	503,609
		1,737,040
Financial - 19.4%
Ares Strategic Income Fund, 5.70%, 03/15/2028(a)	760,000	759,246
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027(a)	650,000	609,570
Barclays PLC, 5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028	500,000	509,956
Blackstone Private Credit Fund, 2.63%, 12/15/2026	530,000	508,350
Blue Owl Credit Income Corporation, 7.75%, 09/16/2027	475,000	492,706
Corebridge Financial, Inc., 6.88% (5 yr. CMT Rate + 3.85%), 12/15/2052	1,200,000	1,213,951
Global Atlantic Financial Company, 4.70% (5 yr. CMT Rate + 3.80%), 10/15/2051(a)	1,280,000	1,217,900
Goldman Sachs Group, Inc., 3.62% (SOFR + 1.85%), 03/15/2028	510,000	501,847

	Par	Value
Huntington Bancshares, Inc., 4.44% (SOFR + 1.97%), 08/04/2028	$500,000	$496,765
Jackson National Life Global Funding, 5.55%, 07/02/2027(a)	240,000	244,946
Lloyds Banking Group PLC, 5.99% (1 yr. CMT Rate + 1.48%), 08/07/2027	500,000	507,901
LPL Holdings, Inc., 4.90%, 04/03/2028	570,000	572,625
Manufacturers & Traders Trust Company, 4.70%, 01/27/2028	500,000	501,774
NatWest Group PLC, 3.07% (1 yr. CMT Rate + 2.55%), 05/22/2028	550,000	533,752
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	725,000	779,970
Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), 01/06/2028	560,000	537,132
Santander UK Group Holdings PLC, 1.53% (1 yr. CMT Rate + 1.25%), 08/21/2026	525,000	519,457
VICI Properties LP / VICI Note Company, Inc., 3.75%, 02/15/2027(a)	265,000	260,183
		10,768,031
Industrial - 0.5%
Boeing Company, 6.26%, 05/01/2027	250,000	257,550
Utilities - 2.7%
NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	510,000	516,614
Pacific Gas and Electric Company, 2.10%, 08/01/2027	595,000	560,483
Southern Company, 4.00% (5 yr. CMT Rate + 3.73%), 01/15/2051	470,000	463,732
		1,540,829
TOTAL CORPORATE BONDS (Cost $17,808,618)		17,811,102
ASSET-BACKED SECURITIES - 30.2%
Affirm, Inc., Series 2024-X2, Class D, 6.08%, 12/17/2029(a)	750,000	749,829
American Credit Acceptance Receivables Trust
Series 2022-1, Class E, 3.64%, 03/13/2028(a)	1,000,000	993,876
Series 2024-1, Class C, 5.63%, 01/14/2030(a)	1,000,000	1,002,591
Carvana Auto Receivables Trust, Series 2024-P4, Class D, 5.60%, 12/10/2032	395,000	397,716
CPS Auto Trust, Series 2024-A, Class D, 6.13%, 04/15/2030(a)	1,000,000	1,013,920
DT Auto Owner Trust
Series 2021-3A, Class E, 2.65%, 09/15/2028(a)	175,000	170,225

The accompanying notes are an integral part of these financial statements.

10

AAM SLC LOW DURATION INCOME ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2021-4A, Class D, 1.99%, 09/15/2027(a)	$775,000	$759,015
Exeter Automobile Receivables Trust
Series 2022-5A, Class D, 7.40%, 02/15/2029	195,000	199,427
Series 2022-6A, Class D, 8.03%, 04/06/2029	500,000	518,806
Series 2023-5A, Class D, 7.13%, 02/15/2030	180,000	186,674
Series 2024-5A, Class D, 5.06%, 02/18/2031	500,000	494,515
GLS Auto Receivables Trust, Series 2022-1A, Class D, 3.97%, 01/18/2028(a)	1,000,000	991,338
Marriott Vacations Worldwide Corporation, Series 2021-1WA, Class C, 1.94%, 01/22/2041(a)	151,211	143,474
Metronet Systems Holdings LLC
Series 2023-1A, Class A2, 6.56%, 04/20/2053(a)	180,000	183,699
Series 2024-1A, Class A2, 6.23%, 04/20/2054(a)	600,000	616,340
Octane Receivables Trust, Series 2023-2A, Class D, 7.38%, 06/20/2031(a)	750,000	774,845
PagayaAI Debt Selection Trust
Series 2023-8, Class B, 7.96%, 06/16/2031(a)	501,891	506,757
Series 2024-11, Class D, 6.31%, 07/15/2032(a)	999,885	1,002,310
Series 2024-5, Class C, 7.27%, 10/15/2031(a)	781,513	789,788
Series 2024-5, Class E, 8.00%, 10/15/2031(a)	399,928	397,300
Series 2025-1, Class D, 6.28%, 07/15/2032(a)	160,000	159,546
Series 2025-3, Class D, 6.99%, 12/15/2032(a)	170,000	170,448
Santander Consumer USA Holdings, Inc., Series 2024-2, Class D, 6.28%, 08/15/2031	1,000,000	1,023,623
Verus Securitization Trust, Series 2025-1, Class A3, 5.98%, 01/25/2070(a)(b)	245,984	247,084
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 03/15/2029(a)	2,000,000	2,034,633
Series 2023-4A, Class D, 7.19%, 07/16/2029(a)	155,000	159,889
Series 2024-1A, Class D, 6.02%, 10/15/2029(a)	1,000,000	1,016,671
Series 2025-1A, Class D, 5.54%, 11/15/2030(a)	225,000	225,289
TOTAL ASSET-BACKED SECURITIES (Cost $16,947,053)		16,929,628

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.9%
Banc of America Re-Remic Trust, Series 2024-FRR3, Class C, 0.65%, 01/27/2050(a)(c)	$750,000	$676,473
BBCMS Trust
Series 2018-TALL, Class A, 5.24% (1 mo. Term SOFR + 0.92%), 03/15/2037(a)	330,000	312,089
Series 2018-TALL, Class D, 5.97% (1 mo. Term SOFR + 1.65%), 03/15/2037(a)	500,000	422,639
Series 2024-5C25, Class D, 4.00%, 03/15/2057(a)	400,000	356,308
Series 2024-5C27, Class C, 6.70%, 07/15/2057(c)	135,000	136,482
Series 2024-5C31, Class D, 4.25%, 12/15/2057(a)	930,000	792,096
Benchmark Mortgage Trust
Series 2024-V5, Class C, 7.20%, 01/10/2057(c)	500,000	508,632
Series 2024-V6, Class B, 6.79%, 03/15/2057	600,000	623,402
Series 2025-V13, Class C, 5.91%, 02/15/2058(c)	300,000	294,946
BMO Mortgage Trust
Series 2024-5C5, Class D, 4.50%, 02/15/2057(a)	500,000	438,164
Series 2024-5C8, Class D, 4.50%, 12/15/2057(a)	500,000	438,789
Brookfield Properties Retail Holding LLC, Series 2024-SHOW, Class C, 6.28%, 10/10/2041(a)(c)	500,000	500,484
BWAY Mortgage Trust, Series 2013-1515, Class B, 3.47%, 03/10/2033(a)	325,000	296,309
Commercial Mortgage Pass Through Certificates, Series 2015-CR24, Class B, 4.50%, 08/10/2048(c)	250,000	245,730
Computershare Corporate Trust
Series 2016-C35, Class AS, 3.18%, 07/15/2048	500,000	487,251
Series 2016-C37, Class B, 4.44%, 12/15/2049(c)	600,000	587,919
FS Commercial Mortgage Trust, Series 2023-4SZN, Class B, 7.80%, 11/10/2039(a)(c)	670,000	684,598
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 7.21% (1 mo. Term SOFR + 2.89%), 03/15/2039(a)	500,000	496,479
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class D, 6.55%, 01/13/2040(a)(c)	375,000	384,489
Series 2025-SPRL, Class E, 6.90%, 01/13/2040(a)(c)	400,000	406,705

The accompanying notes are an integral part of these financial statements.

11

AAM SLC LOW DURATION INCOME ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class B, 3.99%, 10/15/2048	$414,620	$410,785
Series 2015-C28, Class D, 3.87%, 10/15/2048(a)(c)	400,000	348,087
Morgan Stanley Capital I, Inc., Series 2018-L1, Class C, 4.94%, 10/15/2051(c)	250,000	226,468
RFM ReremicTrust
Series 2022-FRR1, Class AK55, 0.00%, 03/28/2049(a)(d)	260,000	246,199
Series 2022-FRR1, Class AK64, 2.80%, 03/01/2050(a)(c)	350,000	327,802
TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 6.31% (1 mo. Term SOFR + 1.99%), 12/15/2039(a)	575,000	558,712
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.50%, 08/15/2050(c)	600,000	566,705
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,870,742)		11,774,742
COLLATERALIZED LOAN OBLIGATIONS - 9.1%
AGL CLO Ltd., Series 2021-16A, Class DR, 6.67% (3 mo. Term SOFR + 2.40%), 01/20/2035(a)	510,000	492,036
Blackrock CLO Ltd., Series 2024-1A, Class A1, 6.11% (3 mo. Term SOFR + 1.85%), 07/15/2036(a)	900,000	902,480
CIFC Funding Ltd., Series 2019-3A, Class CR2, 6.06% (3 mo. Term SOFR + 1.80%), 01/16/2038(a)	1,000,000	978,780
Golub Capital Partners CLO Ltd.
Series 2019-45A, Class A1R, 5.89% (3 mo. Term SOFR + 1.62%), 07/20/2037(a)	1,000,000	998,539
Series 2025-78A, Class C, 6.31% (3 mo. Term SOFR + 2.00%), 04/21/2039(a)	195,000	192,914
Madison Park Funding Ltd., Series 2019-36A, Class D1RR, 6.81% (3 mo. Term SOFR + 2.55%), 04/15/2035(a)	1,000,000	980,144
Neuberger Berman CLO Ltd., Series 2019-35A, Class DR, 7.42% (3 mo. Term SOFR + 3.15%), 01/19/2033(a)(e)	535,000	535,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,150,235)		5,079,893

	Par	Value
U.S. TREASURY SECURITIES - 6.9%
United States Treasury Note/Bond
4.25%, 12/31/2026	$2,000,000	$2,018,281
4.13%, 09/30/2027	600,000	607,734
3.88%, 03/15/2028	1,245,000	1,255,407
TOTAL U.S. TREASURY SECURITIES (Cost $3,847,505)		3,881,422
	Shares
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(f)	613,748	613,748
TOTAL SHORT-TERM INVESTMENTS (Cost $613,748)		613,748
TOTAL INVESTMENTS - 100.1% (Cost $56,237,901)		$56,090,535
Liabilities in Excess of Other Assets - (0.1)%		(42,637)
TOTAL NET ASSETS - 100.0%		$56,047,898

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $32,769,214 or 58.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of April 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2025.

(d)	Principal only security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $535,000 or 1.0% of net assets as of April 30, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

AAM Transformers ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 5.8%
Alphabet, Inc. - Class A	2,199	$349,201
Kanzhun Ltd. - ADR(a)	8,254	126,286
Meta Platforms, Inc. - Class A	612	335,988
Nintendo Company Ltd. - ADR	15,686	326,818
Pinterest, Inc. - Class A(a)	11,572	293,003
Reddit, Inc. - Class A(a)	2,961	345,164
ROBLOX Corporation - Class A(a)	6,942	465,461
Sea Ltd. - ADR(a)	2,038	273,194
Take-Two Interactive Software, Inc.(a)	1,942	453,107
		2,968,222
Consumer Discretionary - 9.2%
Airbnb, Inc. - Class A(a)	2,954	360,152
Amazon.com, Inc.(a)	1,919	353,902
BYD Co. Ltd. - ADR	3,055	290,622
Coupang, Inc.(a)	17,445	407,690
DoorDash, Inc. - Class A(a)	2,229	429,952
Global-e Online Ltd.(a)	3,799	136,422
Hesai Group - ADR(a)	8,453	159,001
Li Auto, Inc. - ADR(a)	9,525	232,315
Meituan - ADR(a)	5,874	194,841
MercadoLibre, Inc.(a)	137	319,326
Mobileye Global, Inc. - Class A(a)	9,454	137,839
NIO, Inc. - ADR(a)	32,977	133,557
PDD Holdings, Inc. - ADR(a)	2,306	243,444
Prosus NV - ADR	28,631	265,352
Rivian Automotive, Inc. - Class A(a)	15,192	207,523
Tesla, Inc.(a)	1,455	410,543
Trip.com Group Ltd. - ADR	4,330	255,427
XPeng, Inc. - ADR(a)	6,247	116,194
		4,654,102
Financials - 6.5%
Adyen NV - ADR(a)	15,793	254,741
Affirm Holdings, Inc.(a)	3,265	162,466
Block, Inc.(a)	6,613	386,662
Corpay, Inc.(a)	1,183	384,913
Dlocal, Ltd.(a)	16,270	143,990
Mastercard, Inc. - Class A	699	383,094
Paymentus Holdings, Inc. - Class A(a)	6,437	208,945
Remitly Global, Inc.(a)	8,048	162,731
Shift4 Payments, Inc. - Class A(a)	1,890	154,602
StoneCo Ltd. - Class A(a)	15,180	213,431
Toast, Inc. - Class A(a)	11,431	406,715
Visa, Inc. - Class A	1,105	381,777
		3,244,067
Industrials - 19.5%
ABB Ltd. - ADR	4,885	257,000
Acuity, Inc.	602	146,653
AeroVironment, Inc.(a)	1,283	194,400
Airbus SE - ADR	5,856	252,218
AMETEK, Inc.	2,158	365,954
Axon Enterprise, Inc.(a)	753	461,815

	Shares	Value
Bloom Energy Corporation - Class A(a)	7,352	$134,689
Boeing Company(a)	2,479	454,252
BWX Technologies, Inc.	1,704	185,940
Chart Industries, Inc.(a)	1,134	153,067
Eaton Corporation PLC	1,342	395,045
Embraer SA - ADR(a)	2,890	132,767
Emerson Electric Company	3,347	351,803
Full Truck Alliance Company Ltd. - Class A - ADR	11,193	127,152
GE Vernova, Inc.	1,371	508,394
Generac Holdings, Inc.(a)	1,242	142,060
General Electric Company	1,973	397,638
Grab Holdings Ltd. - Class A(a)	32,115	156,721
Hubbell, Inc.	478	173,600
JBT Marel Corporation	1,275	134,207
Kratos Defense & Security Solutions, Inc.(a)	6,219	210,109
Legrand SA - ADR	11,816	260,188
Mitsubishi Heavy Industries Ltd. - ADR	8,078	318,758
NEXTracker, Inc. - Class A(a)	4,084	165,851
nVent Electric PLC	2,677	146,994
Prysmian SpA - ADR	4,964	135,716
RBC Bearings, Inc.(a)	480	157,714
Rheinmetall AG - ADR	1,139	385,574
Rocket Lab USA, Inc.(a)	9,020	196,546
Rockwell Automation, Inc.	1,434	355,173
Saab AB - ADR	8,171	190,057
Schneider Electric SE - ADR	5,610	259,575
Siemens Energy AG - ADR(a)	4,491	346,885
SMC Corporation - ADR	7,820	126,919
Spirit AeroSystems Holdings, Inc. - Class A(a)	5,117	184,212
Standex International Corporation	910	128,692
Symbotic, Inc.(a)	7,286	157,232
Techtronic Industries Company Ltd. - ADR	2,228	112,024
Uber Technologies, Inc.(a)	5,011	405,941
Vestas Wind Systems AS - ADR	29,241	127,491
Woodward, Inc.	963	180,630
		9,677,656
Information Technology - 56.1%(b)
Adobe, Inc.(a)	851	319,108
Advanced Micro Devices, Inc.(a)	3,810	370,903
Advantest Corporation - ADR	5,360	223,887
Agilysys, Inc.(a)	2,174	161,637
Alkami Technology, Inc.(a)	6,215	165,878
Allegro MicroSystems, Inc.(a)	6,125	116,804
Ambarella, Inc.(a)	3,197	153,424
Amphenol Corporation - Class A	6,306	485,247
Analog Devices, Inc.	1,692	329,805
Appfolio, Inc. - Class A(a)	769	158,814
Apple, Inc.	1,599	339,787
AppLovin Corporation - Class A(a)	1,467	395,078
Arista Networks, Inc.(a)	4,586	377,290
ARM Holdings PLC - ADR(a)	2,202	251,138

The accompanying notes are an integral part of these financial statements.

13

AAM Transformers ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
ASE Technology Holding Company Ltd. - ADR	14,668	$128,052
ASML Holding NV	379	253,202
Astera Labs, Inc.(a)	2,536	165,626
Atlassian Corporation - Class A(a)	1,157	264,155
Autodesk, Inc.(a)	1,528	419,054
AvePoint, Inc.(a)	11,818	193,224
Badger Meter, Inc.	801	176,877
BILL Holdings, Inc.(a)	3,592	163,687
Braze, Inc. - Class A(a)	5,029	156,553
Broadcom, Inc.	1,960	377,241
Cadence Design Systems, Inc.(a)	1,632	485,912
Camtek, Ltd.	2,144	140,089
Celestica, Inc.(a)	1,684	143,729
Cellebrite DI Ltd.(a)	8,391	166,058
Clearwater Analytics Holdings, Inc. - Class A(a)	5,906	134,302
Cloudflare, Inc. - Class A(a)	3,131	378,162
Cognex Corporation	4,997	136,418
Coherent Corporation(a)	2,550	164,016
Confluent, Inc. - Class A(a)	6,377	151,836
Corning, Inc.	8,640	383,443
Credo Technology Group Holding Ltd.(a)	3,882	167,120
Crowdstrike Holdings, Inc. - Class A(a)	1,191	510,784
CyberArk Software Ltd.(a)	440	154,950
Datadog, Inc. - Class A(a)	3,621	369,921
Dell Technologies, Inc. - Class C	4,339	398,147
Disco Corporation - ADR	6,655	128,774
Dynatrace, Inc.(a)	3,251	152,699
Elastic NV(a)	1,785	153,867
Enphase Energy, Inc.(a)	2,754	122,801
Entegris, Inc.	1,648	130,390
Fair Isaac Corporation(a)	216	429,771
First Solar, Inc.(a)	1,219	153,375
Fortinet, Inc.(a)	3,919	406,635
GDS Holdings Ltd. - ADR(a)	4,054	102,201
Gitlab, Inc. - Class A(a)	3,010	140,477
GLOBALFOUNDRIES, Inc.(a)	9,920	347,894
Globant SA(a)	1,049	123,331
Guidewire Software, Inc.(a)	980	200,675
Halma PLC - ADR	2,108	159,028
HubSpot, Inc.(a)	620	379,130
Impinj, Inc.(a)	1,690	155,700
Infosys Ltd. - ADR	13,918	244,957
International Business Machines Corporation	1,461	353,299
Intuit, Inc.	627	393,424
JFrog Ltd.(a)	4,917	166,047
Kingsoft Cloud Holdings Ltd. - ADR(a)	8,405	114,224
KLA Corporation	559	392,804
Klaviyo, Inc. - Class A(a)	4,980	151,591
Lattice Semiconductor Corporation(a)	2,661	130,203

	Shares	Value
Life360, Inc.(a)	3,861	$165,637
Lumentum Holdings, Inc.(a)	2,732	161,297
MACOM Technology Solutions Holdings, Inc.(a)	1,651	171,291
Marvell Technology, Inc.	5,603	327,047
Micron Technology, Inc.	4,111	316,341
Microsoft Corporation	972	384,193
Monday.com Ltd.(a)	584	164,098
MongoDB, Inc.(a)	905	155,814
Monolithic Power Systems, Inc.	666	395,005
Nova Ltd.(a)	652	127,929
Nutanix, Inc. - Class A(a)	2,410	165,567
NVIDIA Corporation	3,393	369,566
Onestream, Inc.(a)	7,274	155,664
Onto Innovation, Inc.(a)	1,276	155,634
Oracle Corporation	2,463	346,593
Palantir Technologies, Inc. - Class A(a)	4,495	532,388
Palo Alto Networks, Inc.(a)	2,112	394,796
PAR Technology Corporation(a)	2,640	154,176
Pony AI, Inc. - ADR(a)	9,681	88,000
Power Integrations, Inc.	2,705	132,870
Procore Technologies, Inc.(a)	2,317	148,497
Pure Storage, Inc. - Class A(a)	3,449	156,447
Rambus, Inc.(a)	3,092	150,859
Renesas Electronics Corporation - ADR	33,704	197,842
Rubrik, Inc. - Class A(a)	2,959	208,698
Salesforce, Inc.	1,352	363,296
Samsara, Inc. - Class A(a)	11,222	445,065
SAP SE - ADR	1,000	292,190
Seagate Technology Holdings PLC	1,929	175,597
Semtech Corporation(a)	5,065	158,281
SentinelOne, Inc. - Class A(a)	8,553	158,230
ServiceNow, Inc.(a)	450	429,754
ServiceTitan, Inc. - Class A(a)	1,916	221,509
Shopify, Inc. - Class A(a)	2,762	262,390
Silicon Laboratories, Inc.(a)	1,225	124,656
SiTime Corporation(a)	970	142,454
Snowflake, Inc. - Class A(a)	2,497	398,247
SoundHound AI, Inc. - Class A(a)	17,425	161,878
SPS Commerce, Inc.(a)	1,323	189,864
Super Micro Computer, Inc.(a)	10,379	330,675
Synopsys, Inc.(a)	879	403,470
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,560	260,036
Teradyne, Inc.	1,563	115,990
Texas Instruments, Inc.	2,005	320,900
Tokyo Electron Ltd. - ADR	3,819	286,043
Tower Semiconductor Ltd.(a)	3,750	134,175
Tyler Technologies, Inc.(a)	676	367,271
United Microelectronics Corporation - ADR	21,837	153,732
Universal Display Corporation	1,064	133,670
Vertex, Inc. - Class A(a)	5,222	209,037
Workday, Inc. - Class A(a)	1,574	385,630
Workiva, Inc.(a)	1,976	148,734

The accompanying notes are an integral part of these financial statements.

14

AAM Transformers ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Xiaomi Corporation - ADR(a)	7,933	$253,221
Zeta Global Holdings Corporation - Class A(a)	10,728	140,108
Zscaler, Inc.(a)	1,901	429,949
		28,586,956
Utilities - 2.7%
AES Corporation	15,084	150,840
Ormat Technologies, Inc.	2,402	174,385
Orsted AS - ADR(a)	9,497	126,120
ReNew Energy Global PLC - Class A(a)	24,206	154,434
RWE AG - ADR	4,360	169,648
Talen Energy Corporation(a)	963	207,122
Vistra Corporation	3,471	449,946
		1,432,495
TOTAL COMMON STOCKS (Cost $47,533,669)		50,563,498
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(c)	108,657	108,657
TOTAL SHORT-TERM INVESTMENTS (Cost $108,657)		108,657
TOTAL INVESTMENTS - 100.0% (Cost $47,642,326)		$50,672,155
Other Assets in Excess of Liabilities - 0.0%(d)		1,182
TOTAL NET ASSETS - 100.0%		$50,673,337

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®“) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to Financial Statements.

(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

15

AAM ETFs
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	AAM Brentview Dividend Growth ETF	AAM Low Duration Preferred and Income Securities ETF	AAM S&P 500 High Dividend Value ETF	AAM Sawgrass U.S. Large Cap Quality Growth ETF	AAM Sawgrass U.S. Small Cap Quality Growth ETF
ASSETS:
Investments in unaffiliated securities, at value	$3,875,727	$502,742,700	$64,058,310	$1,868,623	$937,024
Investments in affiliated securities, at value	—	1,205,808	—	—	—
Dividends receivable	2,371	484,024	110,212	718	13
Dividend tax reclaims receivable	337	7,900	—	—	—
Interest receivable	172	4,931	299	59	87
Receivable for investments sold	—	21,237,391	—	—	—
Total assets	3,878,607	525,682,754	64,168,821	1,869,400	937,124
LIABILITIES:
Distributions payable	4,000	3,033,000	231,000	—	—
Payable to adviser	1,518	184,652	15,059	726	412
Payable for investments purchased	—	21,081,461	—	—	—
Total liabilities	5,518	24,299,113	246,059	726	412
NET ASSETS	$ 3,873,089	$501,383,641	$63,922,762	$1,868,674	$936,712
Net Assets Consists of:
Paid-in capital	$3,958,765	$559,102,434	$72,973,819	$1,927,016	$963,593
Total accumulated losses	(85,676)	(57,718,793)	(9,051,057)	(58,342)	(26,881)
Total net assets	$ 3,873,089	$501,383,641	$63,922,762	$1,868,674	$936,712
Net assets	$3,873,089	$501,383,641	$63,922,762	$1,868,674	$936,712
Shares issued and outstanding(a)	200,000	25,275,000	2,100,000	100,000	50,000
Net asset value per share	$19.37	$19.84	$30.44	$18.69	$18.73
Cost:
Investments in unaffiliated securities, at cost	$3,936,289	$506,646,233	$68,084,051	$1,884,758	$910,190
Investments in affiliated securities, at cost	$—	$1,171,080	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

16

AAM ETFs
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	AAM SLC Low Duration Income ETF	AAM Transformers ETF
ASSETS:
Investments, at value	$56,090,535	$50,672,155
Interest receivable	349,028	378
Dividends receivable	—	17,658
Dividend tax reclaims receivable	—	2,174
Total assets	56,439,563	50,692,365
LIABILITIES:
Distributions payable	247,500	—
Payable for investments purchased	137,315	—
Payable to adviser	6,850	19,028
Total liabilities	391,665	19,028
NET ASSETS	$ 56,047,898	$50,673,337
Net Assets Consists of:
Paid-in capital	$56,260,033	$48,048,712
Total distributable earnings/(accumulated losses)	(212,135)	2,624,625
Total net assets	$ 56,047,898	$50,673,337
Net assets	$56,047,898	$50,673,337
Shares issued and outstanding(a)	2,250,000	1,425,000
Net asset value per share	$24.91	$35.56
Cost:
Investments, at cost	$56,237,901	$47,642,326

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

17

AAM ETFs
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)

	AAM Brentview Dividend Growth ETF	AAM Low Duration Preferred and Income Securities ETF	AAM S&P 500 High Dividend Value ETF	AAM Sawgrass U.S. Large Cap Quality Growth ETF	AAM Sawgrass U.S. Small Cap Quality Growth ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$23,815	$16,816,011	$1,300,008	$8,753	$2,109
Dividend income from affiliated securities	—	24,444	—	—	—
Less: Dividend withholding taxes	—	(14,548)	—	—	—
Less: Issuance fees	(1)	—	—	—	—
Interest income	682	89,870	1,965	254	300
Total investment income	24,496	16,915,777	1,301,973	9,007	2,409
EXPENSES:
Investment advisory fee	6,174	1,079,517	93,873	4,503	2,433
Total expenses	6,174	1,079,517	93,873	4,503	2,433
NET INVESTMENT INCOME/(LOSS)	18,322	15,836,260	1,208,100	4,504	(24)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(23,290)	(12,448,497)	(2,015,693)	(44,028)	(46,559)
Investments in affiliated securities	—	2,311	—	—	—
In-kind redemptions in unaffiliated securities	—	1,486,633	4,824,553	—	—
In-kind redemptions in affiliated securities	—	2,672	—	—	—
Net realized gain (loss)	(23,290)	(10,956,881)	2,808,860	(44,028)	(46,559)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(85,904)	(16,331,203)	(8,554,408)	(54,584)	13,263
Investments in affiliated securities	—	20,642	—	—	—
Net change in unrealized appreciation (depreciation)	(85,904)	(16,310,561)	(8,554,408)	(54,584)	13,263
Net realized and unrealized gain (loss)	(109,194)	(27,267,442)	(5,745,548)	(98,612)	(33,296)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(90,872)	$(11,431,182)	$(4,537,448)	$(94,108)	$(33,320)

The accompanying notes are an integral part of these financial statements.

18

AAM ETFs
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	AAM SLC Low Duration Income ETF(a)	AAM Transformers ETF
INVESTMENT INCOME:
Dividend income	$1,400	$81,594
Less: Dividend withholding taxes	—	(3,760)
Less: Issuance fees	—	(3,752)
Interest income	1,135,108	1,197
Total investment income	1,136,508	75,279
EXPENSES:
Investment advisory fee	83,275	125,350
Total expenses	83,275	125,350
Expense reimbursement by Adviser	(51,246)	—
Net expenses	32,029	125,350
NET INVESTMENT INCOME/(LOSS)	1,104,479	(50,071)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(24,591)	(2,838,673)
In-kind redemptions	—	6,098,158
Net realized gain (loss)	(24,591)	3,259,485
Net change in unrealized appreciation (depreciation) on:
Investments	(147,366)	(2,687,796)
Net change in unrealized appreciation (depreciation)	(147,366)	(2,687,796)
Net realized and unrealized gain (loss)	(171,957)	571,688
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$932,522	$521,618

(a)	Inception date of the Fund was December 3, 2024.
The accompanying notes are an integral part of these financial statements.

19

AAM ETFs
Statements of Changes in Net Assets

	AAM Brentview Dividend Growth ETF		AAM Low Duration Preferred and Income Securities ETF
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$18,322	$2,702	$15,836,260	$18,726,874
Net realized gain (loss)	(23,290)	(708)	(10,956,881)	(8,639,323)
Net change in unrealized appreciation (depreciation)	(85,904)	25,342	(16,310,561)	21,563,381
Net increase (decrease) in net assets from operations	(90,872)	27,336	(11,431,182)	31,650,932
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(19,540)	(2,600)	(18,046,616)	(21,136,371)
From return of capital	—	—	—	(947,809)
Total distributions to shareholders	(19,540)	(2,600)	(18,046,616)	(22,084,180)
CAPITAL TRANSACTIONS:
Subscriptions	3,007,471	951,294	100,033,330	246,386,207
Redemptions	—	—	(18,024,040)	(4,205,373)
Net increase (decrease) in net assets from capital transactions	3,007,471	951,294	82,009,290	242,180,834
NET INCREASE (DECREASE) IN NET ASSETS	2,897,059	976,030	52,531,492	251,747,586
NET ASSETS:
Beginning of the period	976,030	—	448,852,149	197,104,563
End of the period	$ 3,873,089	$976,030	$501,383,641	$448,852,149
SHARES TRANSACTIONS
Subscriptions	150,000	50,000	4,850,000	11,700,000
Redemptions	—	—	(900,000)	(200,000)
Total increase (decrease) in shares outstanding	150,000	50,000	3,950,000	11,500,000

(a)	Inception date of the Fund was July 30, 2024.
The accompanying notes are an integral part of these financial statements.

20

AAM ETFs
Statements of Changes in Net Assets(Continued)

	AAM S&P 500 High Dividend Value ETF		AAM Sawgrass U.S. Large Cap Quality Growth ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$1,208,100	$2,327,946	$4,504	$1,072
Net realized gain (loss)	2,808,860	606,723	(44,028)	(925)
Net change in unrealized appreciation (depreciation)	(8,554,408)	14,463,600	(54,584)	38,449
Net increase (decrease) in net assets from operations	(4,537,448)	17,398,269	(94,108)	38,596
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,395,141)	(2,316,011)	(2,830)	—
Total distributions to shareholders	(1,395,141)	(2,316,011)	(2,830)	—
CAPITAL TRANSACTIONS:
Subscriptions	26,208,375	12,698,162	408,710	1,518,306
Redemptions	(18,469,188)	(26,507,245)	—	—
Net increase (decrease) in net assets from capital transactions	7,739,187	(13,809,083)	408,710	1,518,306
NET INCREASE (DECREASE) IN NET ASSETS	1,806,598	1,273,175	311,772	1,556,902
NET ASSETS:
Beginning of the period	62,116,164	60,842,989	1,556,902	—
End of the period	$63,922,762	$62,116,164	$1,868,674	$1,556,902
SHARES TRANSACTIONS
Subscriptions	775,000	400,000	20,000	80,000
Redemptions	(550,000)	(875,000)	—	—
Total increase (decrease) in shares outstanding	225,000	(475,000)	20,000	80,000

(a)	Inception date of the Fund was July 30, 2024.
The accompanying notes are an integral part of these financial statements.

21

AAM ETFs
Statements of Changes in Net Assets(Continued)

	AAM Sawgrass U.S. Small Cap Quality Growth ETF		AAM SLC Low Duration Income ETF
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(24)	$80	$1,104,479
Net realized gain (loss)	(46,559)	(6,952)	(24,591)
Net change in unrealized appreciation (depreciation)	13,263	13,572	(147,366)
Net increase (decrease) in net assets from operations	(33,320)	6,700	932,522
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(261)	—	(1,144,657)
Total distributions to shareholders	(261)	—	(1,144,657)
CAPITAL TRANSACTIONS:
Subscriptions	205,593	758,000	56,254,290
ETF transaction fees (See Note 7)	—	—	5,743
Net increase (decrease) in net assets from capital transactions	205,593	758,000	56,260,033
NET INCREASE (DECREASE) IN NET ASSETS	172,012	764,700	56,047,898
NET ASSETS:
Beginning of the period	764,700	—	—
End of the period	$ 936,712	$764,700	$56,047,898
SHARES TRANSACTIONS
Subscriptions	10,000	40,000	2,250,000
Total increase (decrease) in shares outstanding	10,000	40,000	2,250,000

(a)	Inception date of the Fund was July 30, 2024.
(b)	Inception date of the Fund was December 3, 2024.
The accompanying notes are an integral part of these financial statements.

22

AAM ETFs
Statements of Changes in Net Assets(Continued)

	AAM Transformers ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(50,071)	$(19,263)
Net realized gain (loss)	3,259,485	2,754,276
Net change in unrealized appreciation (depreciation)	(2,687,796)	6,691,296
Net increase (decrease) in net assets from operations	521,618	9,426,309
CAPITAL TRANSACTIONS:
Subscriptions	23,500,002	33,857,425
Redemptions	(18,980,109)	(17,882,508)
Net increase (decrease) in net assets from capital transactions	4,519,893	15,974,917
NET INCREASE (DECREASE) IN NET ASSETS	5,041,511	25,401,226
NET ASSETS:
Beginning of the period	45,631,826	20,230,600
End of the period	$50,673,337	$45,631,826
SHARES TRANSACTIONS
Subscriptions	625,000	1,050,000
Redemptions	(500,000)	(550,000)
Total increase (decrease) in shares outstanding	125,000	500,000

The accompanying notes are an integral part of these financial statements.

23

AAM BRENTVIEW DIVIDEND GROWTH ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.52	$18.77
INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.07
Net realized and unrealized gain (loss) on investments(c)	(0.15)	0.74
Total from investment operations	(0.01)	0.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.06)
Total distributions	(0.14)	(0.06)
Net asset value, end of period	$19.37	$19.52
Total return(d)	−0.09%	4.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,873	$976
Ratio of expenses to average net assets(e)	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	1.45%	1.36%
Portfolio turnover rate(d)(f)	4%	2%

(a)	Inception date of the Fund was July 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$21.05	$20.06	$20.71	$25.23	$24.07	$24.97
INVESTMENT OPERATIONS:
Net investment income(b)	0.67	1.33	1.43	1.18	1.05	1.17
Net realized and unrealized gain (loss) on investments(c)	(1.12)	1.23	(0.74)	(4.56)	1.35	(0.98)
Total from investment operations	(0.45)	2.56	0.69	(3.38)	2.40	0.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.76)	(1.50)	(1.34)	(1.14)	(1.24)	(1.10)
Return of capital	—	(0.07)	—	—	—	—
Total distributions	(0.76)	(1.57)	(1.34)	(1.14)	(1.24)	(1.10)
ETF transaction fees per share	—	—	0.00(d)	—	0.00(d)	0.01
Net asset value, end of period	$19.84	$21.05	$20.06	$20.71	$25.23	$24.07
Total return(e)	−2.21%	13.07%	3.30%	−13.72%	10.08%	0.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$501,384	$448,852	$197,105	$157,364	$95,232	$3,611
Ratio of expenses to average net assets(f)	0.45%	0.45%	0.46%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(f)	6.60%	6.31%	6.83%	5.74%	4.33%	5.15%
Portfolio turnover rate(e)(g)	45%	103%	100%	154%	199%	202%

(a)	Inception date of the Fund was November 19, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

AAM S&P 500 HIGH DIVIDEND VALUE ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$33.13	$25.89	$28.45	$29.90	$21.14	$26.54
INVESTMENT OPERATIONS:
Net investment income(a)	0.61	1.16	1.14	1.07	0.91	0.95
Net realized and unrealized gain (loss) on investments(b)	(2.60)	7.24	(2.57)	(1.44)	8.79	(5.28)
Total from investment operations	(1.99)	8.40	(1.43)	(0.37)	9.70	(4.33)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.70)	(1.16)	(1.13)	(1.08)	(0.94)	(1.07)
Total distributions	(0.70)	(1.16)	(1.13)	(1.08)	(0.94)	(1.07)
Net asset value, end of period	$30.44	$33.13	$25.89	$28.45	$29.90	$21.14
Total return(c)	−6.14%	32.92%	−5.29%(f)	−1.37%	46.23%	−16.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$63,923	$62,116	$60,843	$67,568	$45,600	$23,788
Ratio of expenses to average net assets(d)	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets(d)	3.73%	3.83%	4.02%	3.57%	3.19%	4.06%
Portfolio turnover rate(c)(e)	27%	57%	63%	68%	69%	84%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
The Fund had a trade error during the year resulting in a loss to the Fund of $11,153, which was subsequently reimbursed to the Fund by the Sub-Adviser. The total return for the year would have been −5.31% before the reimbursement.

The accompanying notes are an integral part of these financial statements.

26

AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.46	$18.75
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.02
Net realized and unrealized gain (loss) on investments(c)	(0.79)	0.69
Total from investment operations	(0.74)	0.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	—
Total distributions	(0.03)	—
Net asset value, end of period	$18.69	$19.46
Total return(d)	−3.83%	3.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,869	$1,557
Ratio of expenses to average net assets(e)	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.49%	0.40%
Portfolio turnover rate(d)(f)	31%	8%

(a)	Inception date of the Fund was July 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

27

AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.12	$18.95
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	(0.38)	0.17
Total from investment operations	(0.38)	0.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—
Total distributions	(0.01)	—
Net asset value, end of period	$18.73	$19.12
Total return(e)	−1.97%	0.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$937	$765
Ratio of expenses to average net assets(f)	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	(0.01)%	0.04%
Portfolio turnover rate(e)(g)	41%	12%

(a)	Inception date of the Fund was July 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

28

AAM SLC LOW DURATION INCOME ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.52
Net realized and unrealized gain (loss) on investments(c)	(0.08)
Total from investment operations	0.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)
Total distributions	(0.53)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$24.91
Total return(e)	1.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$56,048
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.39%
After expense reimbursement/recoupment(f)	0.15%
Ratio of net investment income (loss) to average net assets(f)	5.14%
Portfolio turnover rate(e)(g)	50%

(a)	Inception date of the Fund was December 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

29

AAM TRANSFORMERS ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,		Period Ended October 31, 2022(a)
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$35.10	$25.29	$22.51	$24.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)	(0.02)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	0.50	9.83	2.84	(1.46)
Total from investment operations	0.46	9.81	2.78	(1.49)
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	—	—	0.00(d)	—
Net asset value, end of period	$35.56	$35.10	$25.29	$22.51
Total return(e)	1.31%	38.80%	12.33%	−6.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$50,673	$45,632	$20,231	$3,377
Ratio of expenses to average net assets(f)	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(f)	(0.20)%	(0.05)%	(0.22)%	(0.34)%
Portfolio turnover rate(e)(g)	41%	84%	82%	27%

(a)	Inception date of the Fund was July 11, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

30

AAM ETFs
Notes to Financial Statements
April 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
AAM Brentview Dividend Growth ETF, AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, AAM Sawgrass U.S. Small Cap Quality Growth ETF, AAM SLC Low Duration Income ETF, and AAM Transformers ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM Brentview Dividend Growth ETF is to seek current dividend income and long-term capital appreciation. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred and Hybrid Securities Index. The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Sawgrass U.S. Large Cap Quality Growth ETF is to seek risk-adjusted returns, upside participation, downside protection, low standard deviation and long-term capital appreciation. The investment objective of the AAM Sawgrass U.S. Small Cap Quality Growth ETF is to seek risk-adjusted returns, upside participation, downside protection, low standard deviation and long-term capital appreciation. The investment objective of the AAM SLC Low Duration Income ETF is to outperform, after fees and expenses, the Bloomberg 1-3 Year Government/Credit Index on a total return basis. The investment objective of the AAM Transformers ETF is to track the total return performance, before fees and expenses, of the Pence Transformers Index. The Funds commenced operations on the following dates:

AAM Brentview Dividend Growth ETF	July 30, 2024
AAM Low Duration Preferred and Income Securities ETF	November 19, 2019
AAM S&P 500 High Dividend Value ETF	November 28, 2017
AAM Sawgrass U.S. Large Cap Quality Growth ETF	July 30, 2024
AAM Sawgrass U.S. Small Cap Quality Growth ETF	July 30, 2024
AAM SLC Low Duration Income ETF	December 3, 2024
AAM Transformers ETF	July 11, 2022

The end of the reporting period for the Funds is April 30, 2025. The period covered by these Notes to Financial Statements for the AAM Brentview Dividend Growth ETF, AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, AAM Sawgrass U.S. Small Cap Quality Growth ETF, and AAM Transformers ETF is the period from November 1, 2024 to April 30, 2025 (the “current fiscal period”). The period covered by these Notes to Financial Statements for the AAM SLC Low Duration Income ETF is the period from December 3, 2024 to April 30, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on

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AAM ETFs
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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AAM ETFs
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
AAM Brentview Dividend Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,803,228	$—	$—	$3,803,228
Money Market Funds	72,499	—	—	72,499
Total Investments	$3,875,727	$—	$—	$3,875,727

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Low Duration Preferred and Income Securities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$500,900,639	$—	$—	$500,900,639
Money Market Funds	3,047,869	—	—	3,047,869
Total Investments	$503,948,508	$—	$—	$503,948,508

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM S&P 500 High Dividend Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$63,872,688	$—	$—	$63,872,688
Money Market Funds	185,622	—	—	185,622
Total Investments	$64,058,310	$—	$—	$64,058,310

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Sawgrass U.S. Large Cap Quality Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,859,400	$—	$—	$1,859,400
Money Market Funds	9,223	—	—	9,223
Total Investments	$1,868,623	$—	$—	$1,868,623

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Sawgrass U.S. Small Cap Quality Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$903,606	$—	$—	$903,606
Money Market Funds	33,418	—	—	33,418
Total Investments	$937,024	$—	$—	$937,024

Refer to the Schedule of Investments for further disaggregation of investment categories.

33

AAM ETFs
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
AAM SLC Low Duration Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$17,811,102	$—	$17,811,102
Asset-Backed Securities	397,300	16,532,328	—	16,929,628
Collateralized Mortgage Obligations	—	11,774,742	—	11,774,742
Collateralized Loan Obligations	—	4,544,893	535,000	5,079,893
U.S. Treasury Securities	—	3,881,422	—	3,881,422
Money Market Funds	613,748	—	—	613,748
Total Investments	$1,011,048	$54,544,487	$535,000	$56,090,535

Refer to the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Collateralized Loan Obligations
Balance as of 12/03/2024	$—
Net Realized Gain (Loss)	—
Change in Net Unrealized Appreciation (Depreciation)	—
Purchases	535,000
Sales	—
Transfers Into Level 3	—
Transfers Out of Level 3	—
Balance as of 4/30/2025	$535,000

The following is a summary of qualitative information about Level 3 valued measurements.

Collateralized Loan Obligations
Fair Value as of 4/30/2025	$535,000
Valuation Techniques	Acquisition Cost

AAM Transformers ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$50,563,498	$—	$—	$50,563,498
Money Market Funds	108,657	—	—	108,657
Total Investments	$50,672,155	$—	$—	$50,672,155

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax

34

AAM ETFs
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gain taxes, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.
E.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
F.
Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds at least annually. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

35

AAM ETFs
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind, distribution in-excess, net operating losses, and trust preferred adjustments. For the year/period ended October 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
AAM Brentview Dividend Growth ETF	$—	$—
AAM Low Duration Preferred and Income Securities ETF	(35,531)	35,531
AAM S&P 500 High Dividend Value ETF	(2,291,236)	2,291,236
AAM Sawgrass U.S. Large Cap Quality Growth ETF	—	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	—	—
AAM SLC Low Duration Income ETF	N/A	N/A
AAM Transformers ETF	(5,061,476)	5,061,476

K.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting
(Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

36

AAM ETFs
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Vident Advisory, LLC, doing business as Vident Asset Management, serves as the sub-adviser for the AAM Brentview Dividend Growth ETF, AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, AAM Sawgrass U.S. Small Cap Quality Growth ETF, and AAM Transformers ETF. Brentview Investment Management, LLC serves as the sub-adviser for the AAM Brentview Dividend Growth ETF. Sawgrass Asset Management, LLC serves as the sub-adviser for the AAM Sawgrass U.S. Large Cap Quality Growth ETF and the AAM Sawgrass U.S. Small Cap Quality Growth ETF (each, respectively, the “Sub-Adviser”). Sun Life Capital Management (U.S.), LLC serves as the sub-adviser for the AAM SLC Low Duration Income ETF. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Advisers.

AAM Brentview Dividend Growth ETF	0.49%
AAM Low Duration Preferred and Income Securities ETF	0.45%
AAM S&P 500 High Dividend Value ETF	0.29%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	0.49%
AAM Sawgrass U.S. Small Cap Quality Growth ETF	0.55%
AAM SLC Low Duration Income ETF	0.39%*
AAM Transformers ETF	0.49%

*
The Fund’s Adviser has contractually agreed to waive a portion of its management fee equal to 0.24% the Fund’s average daily net assets on the first $100 million of Fund assets until at least December 31, 2025. This agreement may be terminated by the Fund’s Board of Trustees or the Fund’s investment adviser upon 60 days’ notice to the other party.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountants to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.

37

AAM ETFs
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM Brentview Dividend Growth ETF	$105,978	$127,933
AAM Low Duration Preferred and Income Securities ETF	216,916,502	217,334,557
AAM S&P 500 High Dividend Value ETF	17,450,264	17,443,916
AAM Sawgrass U.S. Large Cap Quality Growth ETF	580,601	571,855
AAM Sawgrass U.S. Small Cap Quality Growth ETF	357,822	385,334
AAM SLC Low Duration Income ETF	43,903,976	26,343,847
AAM Transformers ETF	20,831,911	21,015,479

During the current fiscal period, AAM SLC Low Duration Income ETF had $4,944,147 of purchases and $1,095,214 of sales of U.S. Government securities. No other fund had purchases or sales of U.S. Government securities during the current fiscal period.
During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM Brentview Dividend Growth ETF	$2,966,186	$—
AAM Low Duration Preferred and Income Securities ETF	99,017,586	17,869,944
AAM S&P 500 High Dividend Value ETF	26,198,555	18,581,577
AAM Sawgrass U.S. Large Cap Quality Growth ETF	402,599	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	202,157	—
AAM SLC Low Duration Income ETF	38,097,730	—
AAM Transformers ETF	23,417,186	18,804,612

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in Crescent Capital BDC, Inc.	AAM Low Duration Preferred and Income Securities ETF
Value at October 31, 2024	$754,272
Purchases at Cost	543,696
Proceeds from Sales	(115,114)
Net Realized Gain (Loss)	2,311
Change in Unrealized Appreciation (Depreciation)	20,643
Value at April 30, 2025	$1,205,808
Shares Held at April 30, 2025	48,543
Dividend Income	$24,444

NOTE 6 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

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AAM ETFs
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
The components of distributable earnings (accumulated losses) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2024 were as follows:

	AAM Brentview Dividend Growth ETF	AAM Low Duration Preferred and Income Securities ETF	AAM S&P 500 High Dividend Value ETF
Tax cost of investments	$951,481	$450,853,372	$58,532,943
Gross tax unrealized appreciation	$48,488	$16,636,138	$6,932,940
Gross tax unrealized depreciation	(23,146)	(15,111,537)	(3,267,642)
Net tax unrealized appreciation (depreciation)	25,342	1,524,601	3,665,298
Undistributed ordinary income	102	—	33,290
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(708)	(29,765,596)	(6,817,056)
Distributable earnings (accumulated losses)	$24,736	$(28,240,995)	$(3,118,468)

	AAM Sawgrass U.S. Large Cap Quality Growth ETF	AAM Sawgrass U.S. Small Cap Quality Growth ETF	AAM Transformers ETF
Tax cost of investments	$1,516,566	$751,428	$40,631,617
Gross tax unrealized appreciation	$63,271	$51,798	$7,641,532
Gross tax unrealized depreciation	(24,995)	(38,226)	(2,631,833)
Net tax unrealized appreciation (depreciation)	38,276	13,572	5,009,699
Undistributed ordinary income	1,072	80	—
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(752)	(6,952)	(2,906,692)
Distributable earnings (accumulated losses)	$38,596	$6,700	$2,103,007

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales and partnerships.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2024, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.
As of October 31, 2024, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM Brentview Dividend Growth ETF	$708	$—
AAM Low Duration Preferred and Income Securities ETF	23,074,166	6,409,447
AAM S&P 500 High Dividend Value ETF	2,317,250	4,499,806
AAM Sawgrass U.S. Large Cap Quality Growth ETF	752	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	6,952	—
AAM SLC Low Duration Income ETF	N/A	N/A
AAM Transformers ETF	2,194,585	712,107

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AAM ETFs
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
During the year/period ended October 31, 2024, the Funds utilized no capital loss carryforward that was available as of October 31, 2023:
The tax character of distributions declared by the Funds during the year/period ended October 31, 2024 and October 31, 2023, were as follows:

	10/31/2024
Fund	Ordinary Income	Return of Capital
AAM Brentview Dividend Growth ETF	$2,600	$—
AAM Low Duration Preferred and Income Securities ETF	21,136,371	947,809
AAM S&P 500 High Dividend Value ETF	2,316,011	—
AAM Sawgrass U.S. Large Cap Quality Growth ETF	—	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	—	—
AAM SLC Low Duration Income ETF	N/A	N/A
AAM Transformers ETF	—	—

10/31/2023
Fund	Ordinary Income
AAM Brentview Dividend Growth ETF	N/A
AAM Low Duration Preferred and Income Securities ETF	$12,430,912
AAM S&P 500 High Dividend Value ETF	2,853,002
AAM Sawgrass U.S. Large Cap Quality Growth ETF	N/A
AAM Sawgrass U.S. Small Cap Quality Growth ETF	N/A
AAM SLC Low Duration Income ETF	N/A
AAM Transformers ETF	—

NOTE 7 – SHARE TRANSACTIONS
Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The following is the standard fixed transaction fee for each Fund:

AAM Brentview Dividend Growth ETF	$300
AAM Low Duration Preferred and Income Securities ETF	500
AAM S&P 500 High Dividend Value ETF	300
AAM Sawgrass U.S. Large Cap Quality Growth ETF	300
AAM Sawgrass U.S. Small Cap Quality Growth ETF	300
AAM SLC Low Duration Income ETF	300
AAM Transformers ETF	300

40

AAM ETFs
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
The transaction fee is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – RISKS
Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

41

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)
AAM S&P 500 High Dividend Value ETF (SPDV)
AAM Low Duration Preferred and Income Securities ETF (PFLD)
AAM Transformers ETF (TRFM)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 15-16, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (the “Adviser”) and the Trust, on behalf of AAM S&P 500 High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, and AAM Transformers ETF (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds as well as other series of the Trust. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds and other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including oversight of the Funds’ sub-adviser, monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that the Adviser does not serve as the index provider to the Funds; rather, each Fund tracks an index created and owned by a third-party index provider.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance, for periods ended September 30, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with

42

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.
In addition, the Board noted that, for each applicable period ended September 30, 2024, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.
AAM S&P 500 High Dividend Value ETF: The Board observed that the Fund underperformed its broad-based benchmark, the S&P 500® Index, over the one-, three-, five-year, and since inception periods ended September 30, 2024. The Board noted, however, that the Fund seeks to provide investors with exposure to large-cap companies that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one-, three-, and five-year periods ended September 30, 2024, the Fund slightly underperformed the median return of its Peer Group. With respect to the Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Mid-Cap Value category, the Board noted that although the Fund slightly outperformed the Category Peer Group’s median return over the one- and three-year periods, the Fund slightly underperformed the Category Peer Group over the five-year period. The Board took into consideration that the Peer Group is comprised of large-cap value ETFs that seek to provide dividend yield, but the Category Peer Group is comprised exclusively of mid-cap value ETFs. The Board also considered the Fund’s performance relative to that of the ETFs in its Selected Peer Group, which included a mix of index-based, U.S. large-cap, high dividend ETFs. The Board noted that the Fund generally performed within the range of funds in the Selected Peer Group for each of the one- and five-year periods ended September 30, 2024, but the Fund underperformed all of its Selected Peer ETFs over the three-year period.
AAM Low Duration Preferred and Income Securities ETF: The Board observed that the Fund underperformed its broad-based benchmark, the ICE Exchange-Listed Preferred & Hybrid Securities Index, over the one-, three-year, and since inception periods ended September 30, 2024. The Board noted that both the underlying index tracked by the Fund and the benchmark index measure the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities and hybrid securities; however, the underlying index also screens for securities with an option-adjusted duration of less than five years. The Board noted that, for the one-year period ended September 30, 2024, the Fund significantly underperformed the median return of its Peer Group and Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Preferred Stock category. In addition, the Board noted that, over the three-year period, the Fund slightly underperformed its Peer Group and Category Peer Group. The Board took into consideration that the Peer Group is comprised of ETFs that focus their investments in preferred securities but do not screen for the same characteristics, such as duration, as the Fund. The Board also considered the Fund’s performance relative to that of the ETFs in its Selected Peer Group, which was comprised primarily of index-based ETFs that invest in preferred securities. The Board noted that the Fund significantly underperformed the funds in its Selected Peer Group over the one-year period ended September 30, 2024, and performed within the range of funds in its Selected Peer Group over the three-year period.
AAM Transformers ETF: The Board observed that the Fund underperformed its broad-based benchmark, the S&P 500® Index, for each of the one- and three-year periods ended September 30, 2024. The Board further noted, however, that the Fund seeks to provide investors with exposure to companies poised to benefit from a significant disruption and/or transformation of consumer behavior and technological innovation, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one-year period ended September 30, 2024, the Fund slightly underperformed the median return of its Peer Group and underperformed the median return of its Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Technology category. The Board took into consideration that the Peer Group is comprised of ETFs in the technology sector, including ETFs that focus on companies in various industries, including cybersecurity, cloud computing, internet, nanotechnology, and other innovative, disruptive technologies. The Board also considered the Fund’s performance relative to that of the ETFs in its Selected Peer Group, which included index-based ETFs that provide exposure to companies driving innovation and transforming the global

43

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
economy through the use of emerging technologies, automation, and artificial intelligence. The Board noted that the Fund performed within the range of funds in its Selected Peer Group over the one-year period ended September 30, 2024. The Board also considered that the AAM Transformers ETF commenced operations on July 11, 2022, less than three years prior to September 30, 2024, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources. The Board noted that each Fund’s net expense ratio was equal to its unified fee.
The Board then compared each Fund’s net expense ratio, as of September 30, 2024, with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.
AAM S&P 500 High Dividend Value ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
AAM Low Duration Preferred and Income Securities ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Category Peer Group and equal to the median net expense ratio of the funds in its Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than the net expense ratio of each fund in its Selected Peer Group.
AAM Transformers ETF: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than the net expense ratio of each fund in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that each Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as a Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of a Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

44

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
AAM SLC Low Duration Income ETF (LODI)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (the “Adviser”) and the Trust, on behalf of AAM SLC Low Duration Income ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Sun Life Capital Management (U.S.), LLC d/b/a SLC Management (the “Sub-Adviser” and, together with the Adviser, the “Advisers”), each for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Advisers (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Advisers; (ii) the cost of the services to be provided and the profits expected to be realized by the Advisers or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Advisers or their affiliates that may result from services to be rendered to the Fund; and (vi) other factors the Board deemed to be relevant.
The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of the proposed advisory fee and other aspects of the Advisory Agreement. Additionally, at the Meeting, representatives from the Advisers provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Advisers, and additional information about the Advisers’ personnel and operations. The Board then discussed the Materials, the oral presentation, and any other information that the Board received at the Meeting and at prior meetings and deliberated on the approval of the Agreements in light of this information.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program. The Board also received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.
The Board also considered the services to be provided by the Adviser to the Fund, including monitoring the Fund’s adherence to its investment restrictions, sub-adviser oversight, monitoring the Fund’s compliance with various Fund policies and applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of the Fund.
Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” described below. The Board compared the Fund’s expense ratio to its Peer Group and Selected Peer Group (each defined below). The Board noted that the peer group selected by Barrington Partners was comprised of actively managed ETFs with similar, but different, low duration

45

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
income investment strategies (the “Peer Group”). In particular, the Board noted that the Fund’s net expense ratio was slightly higher than the median net expense ratio, but within the range of net expense ratios, of the ETFs in the Peer Group. The Board also compared the Fund’s proposed expense ratio to that of certain competitor ETFs identified by the Adviser (the “Selected Peer Group”), which was comprised of actively managed ETFs focused on securities with exposure to broad investment grade low duration debt. The Board observed that the Fund’s proposed net expense ratio was within the range of net expense ratios for the Selected Peer Group.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the unified fee structure reflects a sharing of economies of scale between the Adviser and the Fund based on the Fund’s expected asset level growth during its initial two-year period. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities law, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s Chief Compliance Officer with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other registered investment companies. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would serve as an investment adviser or sub-adviser.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund is actively managed but designed to outperform an index.

46

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
Consequently, with respect to the Fund’s future performance, the Board will focus on the Sub-Adviser’s services, including whether the Fund outperforms the relevant index on a total return basis.
Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fee reflects an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm and noted that the sub-advisory fees were generally in line with those charged by the Sub-Adviser in connection with separately managed accounts managed by the Sub-Adviser. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various Fund asset levels.
The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

47

AAM ETFs
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal period ended October 31, 2024, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM Brentview Dividend Growth ETF	100.00%
AAM Low Duration Preferred and Income Securities ETF	75.35
AAM S&P 500 High Dividend Value ETF	94.81
AAM Sawgrass U.S. Large Cap Quality Growth ETF	0.00
AAM Sawgrass U.S. Small Cap Quality Growth ETF	0.00
AAM SLC Low Duration Income ETF	N/A
AAM Transformers ETF	0.00

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2024 was as follows:

AAM Brentview Dividend Growth ETF	100.00%
AAM Low Duration Preferred and Income Securities ETF	74.81%
AAM S&P 500 High Dividend Value ETF	89.73%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	0.00
AAM Sawgrass U.S. Small Cap Quality Growth ETF	0.00
AAM SLC Low Duration Income ETF	N/A
AAM Transformers ETF	0.00

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM Brentview Dividend Growth ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	0.00%
AAM S&P 500 High Dividend Value ETF	0.00%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	0.00%
AAM Sawgrass U.S. Small Cap Quality Growth ETF	0.00%
AAM SLC Low Duration Income ETF	N/A
AAM Transformers ETF	0.00%

48

AAM ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

49

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/3/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/3/2025

* Print the name and title of each signing officer under his or her signature.